UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Strategies Portfolio

March 31, 2013

1.799889.109

VIPVS-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value
CONSUMER DISCRETIONARY - 20.9%
Auto Components - 3.2%
Delphi Automotive PLC	228,131	$ 10,129,016
Tenneco, Inc. (a)	49,276	1,937,040
TRW Automotive Holdings Corp. (a)	26,200	1,441,000
		13,507,056
Automobiles - 3.4%
Bayerische Motoren Werke AG (BMW)	11,032	951,856
General Motors Co. (a)	434,164	12,078,442
Volkswagen AG	5,412	1,018,059
		14,048,357
Diversified Consumer Services - 0.9%
Service Corp. International	213,600	3,573,528
Hotels, Restaurants & Leisure - 2.3%
Ameristar Casinos, Inc.	56,880	1,491,962
Cedar Fair LP (depositary unit)	66,580	2,647,887
DineEquity, Inc.	24,966	1,717,411
Wyndham Worldwide Corp.	58,533	3,774,208
		9,631,468
Household Durables - 3.2%
Lennar Corp. Class A	60,914	2,526,713
PulteGroup, Inc. (a)	218,011	4,412,543
Ryland Group, Inc.	43,500	1,810,470
Standard Pacific Corp. (a)(d)	546,350	4,720,464
		13,470,190
Leisure Equipment & Products - 0.8%
Hasbro, Inc. (d)	78,103	3,431,846
Media - 1.8%
Omnicom Group, Inc.	35,988	2,119,693
Regal Entertainment Group Class A (d)	108,900	1,815,363
Valassis Communications, Inc. (d)	116,311	3,474,210
		7,409,266
Multiline Retail - 2.8%
Target Corp.	109,491	7,494,659
The Bon-Ton Stores, Inc. (d)	341,769	4,442,997
		11,937,656
Specialty Retail - 2.5%
Asbury Automotive Group, Inc. (a)	100,559	3,689,510
GameStop Corp. Class A (d)	241,587	6,757,188
		10,446,698
TOTAL CONSUMER DISCRETIONARY		87,456,065
CONSUMER STAPLES - 7.3%
Beverages - 4.8%
Cott Corp.	1,992,182	20,120,872
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	69,400	3,816,306
Food Products - 1.6%
Bunge Ltd.	15,500	1,144,365

	Shares	Value
Calavo Growers, Inc.	66,572	$ 1,915,942
ConAgra Foods, Inc.	42,100	1,507,601
SunOpta, Inc. (a)	295,415	2,134,514
		6,702,422
TOTAL CONSUMER STAPLES		30,639,600
ENERGY - 5.5%
Energy Equipment & Services - 0.5%
Halliburton Co.	55,200	2,230,632
Oil, Gas & Consumable Fuels - 5.0%
Alpha Natural Resources, Inc. (a)	313,241	2,571,709
Denbury Resources, Inc. (a)	450,520	8,402,198
HollyFrontier Corp.	45,900	2,361,555
Marathon Oil Corp.	46,900	1,581,468
The Williams Companies, Inc.	44,300	1,659,478
Valero Energy Corp.	95,800	4,357,942
		20,934,350
TOTAL ENERGY		23,164,982
FINANCIALS - 8.6%
Commercial Banks - 3.5%
Regions Financial Corp.	233,337	1,911,030
U.S. Bancorp	252,416	8,564,475
Wells Fargo & Co.	111,430	4,121,796
		14,597,301
Diversified Financial Services - 1.9%
Bank of America Corp.	646,700	7,876,806
Insurance - 3.0%
AFLAC, Inc.	161,014	8,375,948
American International Group, Inc. (a)	59,002	2,290,458
Unum Group	70,540	1,992,755
		12,659,161
Real Estate Investment Trusts - 0.2%
Host Hotels & Resorts, Inc.	62,200	1,087,878
TOTAL FINANCIALS		36,221,146
HEALTH CARE - 13.3%
Health Care Equipment & Supplies - 3.9%
Alere, Inc. (a)	88,600	2,261,958
Boston Scientific Corp. (a)	522,700	4,082,287
C.R. Bard, Inc.	22,000	2,217,160
Covidien PLC	33,750	2,289,600
St. Jude Medical, Inc.	135,600	5,483,664
		16,334,669
Health Care Providers & Services - 1.9%
DaVita, Inc. (a)	23,202	2,751,525
Universal Health Services, Inc. Class B	81,586	5,210,898
		7,962,423
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	54,300	$ 2,278,971
PerkinElmer, Inc.	62,400	2,099,136
		4,378,107
Pharmaceuticals - 6.5%
Johnson & Johnson	55,000	4,484,150
Merck & Co., Inc.	115,700	5,117,411
Sanofi SA sponsored ADR	319,056	16,297,380
Zogenix, Inc. (a)	709,839	1,277,710
		27,176,651
TOTAL HEALTH CARE		55,851,850
INDUSTRIALS - 5.7%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc.	50,900	3,686,687
Esterline Technologies Corp. (a)	29,178	2,208,775
Textron, Inc.	64,233	1,914,786
United Technologies Corp.	14,700	1,373,421
		9,183,669
Building Products - 0.5%
Armstrong World Industries, Inc.	23,378	1,306,596
Owens Corning (a)	22,389	882,798
		2,189,394
Electrical Equipment - 0.3%
Regal-Beloit Corp.	18,200	1,484,392
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	28,840	1,955,064
Machinery - 2.2%
Blount International, Inc. (a)	93,096	1,245,624
Deere & Co.	32,200	2,768,556
Ingersoll-Rand PLC	61,000	3,355,610
Stanley Black & Decker, Inc.	21,280	1,723,042
		9,092,832
TOTAL INDUSTRIALS		23,905,351
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 0.3%
Cisco Systems, Inc.	63,500	1,327,785
Computers & Peripherals - 2.5%
Apple, Inc.	24,020	10,631,973
Electronic Equipment & Components - 0.4%
Arrow Electronics, Inc. (a)	40,043	1,626,547
IT Services - 0.7%
Fidelity National Information Services, Inc.	77,040	3,052,325

	Shares	Value
Semiconductors & Semiconductor Equipment - 4.6%
Fairchild Semiconductor International, Inc. (a)	94,400	$ 1,334,816
Intersil Corp. Class A	99,057	862,786
KLA-Tencor Corp.	50,120	2,643,329
Lam Research Corp. (a)	35,300	1,463,538
MagnaChip Semiconductor Corp. (a)	286,500	4,959,315
Micron Technology, Inc. (a)	266,742	2,662,085
ON Semiconductor Corp. (a)	348,691	2,887,161
Spansion, Inc. Class A	183,957	2,367,527
		19,180,557
Software - 4.1%
Microsoft Corp.	125,676	3,595,590
Nuance Communications, Inc. (a)	46,200	932,316
Symantec Corp. (a)	507,529	12,525,816
		17,053,722
TOTAL INFORMATION TECHNOLOGY		52,872,909
MATERIALS - 10.3%
Chemicals - 9.9%
Ashland, Inc.	24,900	1,850,070
Axiall Corp.	25,339	1,575,072
Innophos Holdings, Inc.	45,357	2,474,678
LyondellBasell Industries NV Class A	420,308	26,601,292
PPG Industries, Inc.	44,088	5,905,147
W.R. Grace & Co. (a)	39,672	3,074,977
		41,481,236
Metals & Mining - 0.4%
Carpenter Technology Corp.	24,904	1,227,518
Haynes International, Inc.	6,300	348,390
		1,575,908
TOTAL MATERIALS		43,057,144
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)(d)	163,365	3,314,676
UTILITIES - 5.2%
Electric Utilities - 1.1%
FirstEnergy Corp.	69,331	2,925,768
NextEra Energy, Inc.	21,000	1,631,280
		4,557,048
Independent Power Producers & Energy Traders - 2.7%
Calpine Corp. (a)	240,937	4,963,302
The AES Corp.	493,992	6,209,479
		11,172,781
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.4%
Alliant Energy Corp.	33,900	$ 1,701,102
Sempra Energy	52,561	4,201,726
		5,902,828
TOTAL UTILITIES		21,632,657
TOTAL COMMON STOCKS (Cost $285,623,951)		378,116,380
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
LodgeNet Entertainment Corp. 10.00% (e) (Cost $679,000)	700	2,018
Nonconvertible Bonds - 0.0%
Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Chukchansi Economic Development Authority 9.75% 5/30/20 (e) (Cost $266,210)	$ 335,989	198,233
Money Market Funds - 12.8%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	39,802,320	$ 39,802,320
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	13,853,274	13,853,274
TOTAL MONEY MARKET FUNDS (Cost $53,655,594)		53,655,594
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $340,224,755)		431,972,225
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(12,709,621)
NET ASSETS - 100%		$ 419,262,604
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $200,251 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,531
Fidelity Securities Lending Cash Central Fund	45,484
Total	$ 65,015
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 87,458,083	$ 87,456,065	$ 2,018	$ -
Consumer Staples	30,639,600	30,639,600	-	-
Energy	23,164,982	23,164,982	-	-
Financials	36,221,146	36,221,146	-	-
Health Care	55,851,850	55,851,850	-	-
Industrials	23,905,351	23,905,351	-	-
Information Technology	52,872,909	52,872,909	-	-
Materials	43,057,144	43,057,144	-	-
Telecommunication Services	3,314,676	3,314,676	-	-
Utilities	21,632,657	21,632,657	-	-
Corporate Bonds	198,233	-	198,233	-
Money Market Funds	53,655,594	53,655,594	-	-
Total Investments in Securities:	$ 431,972,225	$ 431,771,974	$ 200,251	$ -
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $340,482,139. Net unrealized appreciation aggregated $91,490,086, of which $100,863,472 related to appreciated investment securities and $9,373,386 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Strategies Portfolio

March 31, 2013

1.799850.109

VIPAG-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 21.7%
Automobiles - 1.1%
Harley-Davidson, Inc.	4,550	$ 242,515
Distributors - 1.2%
LKQ Corp. (a)	12,000	261,120
Diversified Consumer Services - 0.1%
H&R Block, Inc.	990	29,126
Hotels, Restaurants & Leisure - 2.4%
Brinker International, Inc.	3,300	124,245
Jack in the Box, Inc. (a)	3,670	126,945
Wyndham Worldwide Corp.	4,180	269,526
		520,716
Household Durables - 1.9%
Jarden Corp. (a)	4,575	196,039
Tupperware Brands Corp.	2,680	219,063
		415,102
Internet & Catalog Retail - 2.3%
Expedia, Inc.	2,450	147,025
Liberty Media Corp. Interactive Series A (a)	6,080	129,990
TripAdvisor, Inc. (a)	3,920	205,878
		482,893
Media - 0.9%
DIRECTV (a)	1,920	108,691
Discovery Communications, Inc. (a)	1,155	90,945
		199,636
Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	5,786	280,216
Specialty Retail - 5.9%
Aarons, Inc. Class A	3,970	113,860
CarMax, Inc. (a)	3,640	151,788
DSW, Inc. Class A	1,495	95,381
Foot Locker, Inc.	2,410	82,518
O'Reilly Automotive, Inc. (a)	2,455	251,760
Ross Stores, Inc.	5,250	318,255
Ulta Salon, Cosmetics & Fragrance, Inc.	1,500	121,755
Urban Outfitters, Inc. (a)	3,010	116,607
		1,251,924
Textiles, Apparel & Luxury Goods - 4.6%
Carter's, Inc. (a)	3,660	209,608
Coach, Inc.	1,500	74,985
PVH Corp.	2,181	232,953
Ralph Lauren Corp.	1,169	197,923
VF Corp.	1,530	256,658
		972,127
TOTAL CONSUMER DISCRETIONARY		4,655,375

	Shares	Value
CONSUMER STAPLES - 5.7%
Beverages - 1.5%
Brown-Forman Corp. Class B (non-vtg.)	3,030	$ 216,342
Embotelladora Andina SA ADR	3,020	95,825
		312,167
Food Products - 3.0%
Mead Johnson Nutrition Co. Class A	3,475	269,139
The Hershey Co.	2,370	207,446
The J.M. Smucker Co.	1,680	166,589
		643,174
Personal Products - 0.0%
Herbalife Ltd.	240	8,988
Tobacco - 1.2%
Lorillard, Inc.	6,300	254,205
TOTAL CONSUMER STAPLES		1,218,534
ENERGY - 5.1%
Energy Equipment & Services - 2.3%
Cameron International Corp. (a)	4,270	278,404
Oceaneering International, Inc.	3,015	200,226
		478,630
Oil, Gas & Consumable Fuels - 2.8%
Cabot Oil & Gas Corp.	4,820	325,880
Pioneer Natural Resources Co.	2,260	280,805
		606,685
TOTAL ENERGY		1,085,315
FINANCIALS - 9.0%
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	1,530	234,962
FXCM, Inc. Class A	7,500	102,600
Oaktree Capital Group LLC	2,390	121,938
		459,500
Diversified Financial Services - 4.2%
IntercontinentalExchange, Inc. (a)	1,550	252,759
McGraw-Hill Companies, Inc.	5,860	305,189
MSCI, Inc. Class A (a)	4,790	162,525
NYSE Euronext	620	23,957
The NASDAQ Stock Market, Inc.	4,810	155,363
		899,793
Real Estate Investment Trusts - 1.0%
Rayonier, Inc.	3,600	214,812
Real Estate Management & Development - 1.6%
Altisource Asset Management Corp. (a)	118	15,930
Altisource Portfolio Solutions SA	2,097	146,266
CBRE Group, Inc. (a)	7,270	183,568
		345,764
TOTAL FINANCIALS		1,919,869
Common Stocks - continued
	Shares	Value
HEALTH CARE - 15.8%
Biotechnology - 2.1%
ARIAD Pharmaceuticals, Inc. (a)	2,680	$ 48,481
BioMarin Pharmaceutical, Inc. (a)	1,740	108,332
Elan Corp. PLC sponsored ADR (a)	4,800	56,640
Medivation, Inc. (a)	1,230	57,527
Onyx Pharmaceuticals, Inc. (a)	820	72,865
Regeneron Pharmaceuticals, Inc. (a)	220	38,808
United Therapeutics Corp. (a)	1,132	68,905
		451,558
Health Care Equipment & Supplies - 3.0%
C.R. Bard, Inc.	1,510	152,178
DENTSPLY International, Inc.	4,255	180,497
IDEXX Laboratories, Inc. (a)	1,670	154,291
The Cooper Companies, Inc.	1,360	146,717
		633,683
Health Care Providers & Services - 8.1%
AmerisourceBergen Corp.	6,850	352,428
Catamaran Corp. (a)	3,068	162,574
Chemed Corp.	1,050	83,979
DaVita, Inc. (a)	2,608	309,283
Henry Schein, Inc. (a)	1,690	156,410
Laboratory Corp. of America Holdings (a)	2,930	264,286
MEDNAX, Inc. (a)	1,650	147,890
Universal Health Services, Inc. Class B	2,440	155,843
Wellcare Health Plans, Inc. (a)	1,790	103,748
		1,736,441
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	580	31,320
Waters Corp. (a)	1,970	185,003
		216,323
Pharmaceuticals - 1.6%
Actavis, Inc. (a)	1,210	111,453
Endo Health Solutions, Inc. (a)	2,370	72,901
Jazz Pharmaceuticals PLC (a)	1,210	67,651
Valeant Pharmaceuticals International, Inc. (United States) (a)	1,220	91,524
		343,529
TOTAL HEALTH CARE		3,381,534
INDUSTRIALS - 14.5%
Aerospace & Defense - 1.3%
TransDigm Group, Inc.	1,840	281,373
Commercial Services & Supplies - 1.1%
Stericycle, Inc. (a)	2,140	227,225
Electrical Equipment - 3.6%
AMETEK, Inc.	6,610	286,610

	Shares	Value
Hubbell, Inc. Class B	1,860	$ 180,625
Roper Industries, Inc.	2,390	304,271
		771,506
Machinery - 4.1%
Colfax Corp. (a)	1,490	69,345
IDEX Corp.	2,070	110,579
Ingersoll-Rand PLC	4,328	238,083
PACCAR, Inc.	2,410	121,850
Pall Corp.	2,875	196,564
Valmont Industries, Inc.	422	66,368
Wabtec Corp.	600	61,266
		864,055
Professional Services - 1.8%
Equifax, Inc.	3,590	206,748
IHS, Inc. Class A (a)	1,695	177,500
		384,248
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	2,970	221,206
Trading Companies & Distributors - 1.6%
Brenntag AG	920	143,639
W.W. Grainger, Inc.	908	204,282
		347,921
TOTAL INDUSTRIALS		3,097,534
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 1.0%
F5 Networks, Inc. (a)	950	84,626
Motorola Solutions, Inc.	2,070	132,542
		217,168
Computers & Peripherals - 0.9%
NCR Corp. (a)	7,210	198,708
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	4,120	307,558
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	4,870	171,862
VeriSign, Inc. (a)	4,250	200,940
		372,802
IT Services - 6.2%
Amdocs Ltd.	4,500	163,125
Fiserv, Inc. (a)	3,650	320,580
Gartner, Inc. Class A (a)	4,450	242,125
Genpact Ltd.	10,240	186,266
Global Payments, Inc.	3,360	166,858
The Western Union Co.	16,280	244,851
		1,323,805
Semiconductors & Semiconductor Equipment - 2.6%
Altera Corp.	7,230	256,448
Avago Technologies Ltd.	5,100	183,192
Cree, Inc. (a)	1,930	105,590
		545,230
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 6.1%
Adobe Systems, Inc. (a)	2,430	$ 105,729
Autodesk, Inc. (a)	4,850	200,014
Check Point Software Technologies Ltd. (a)	2,710	127,343
Concur Technologies, Inc. (a)	1,680	115,349
Intuit, Inc.	2,890	189,729
MICROS Systems, Inc. (a)	3,590	163,381
Nuance Communications, Inc. (a)	8,184	165,153
Red Hat, Inc. (a)	1,530	77,357
Synopsys, Inc. (a)	4,190	150,337
Workday, Inc. Class A	200	12,326
		1,306,718
TOTAL INFORMATION TECHNOLOGY		4,271,989
MATERIALS - 6.0%
Chemicals - 5.0%
Airgas, Inc.	1,330	131,883
Albemarle Corp.	2,460	153,799
Eastman Chemical Co.	3,050	213,104
FMC Corp.	3,000	171,090
Sherwin-Williams Co.	1,505	254,179
W.R. Grace & Co. (a)	1,820	141,068
		1,065,123

	Shares	Value
Containers & Packaging - 1.0%
Ball Corp.	4,680	$ 222,674
TOTAL MATERIALS		1,287,797
TOTAL COMMON STOCKS (Cost $17,713,490)		20,917,947
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.15% (b) (Cost $257,284)	257,284	257,284
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $17,970,774)		21,175,231
NET OTHER ASSETS (LIABILITIES) - 1.0%		215,660
NET ASSETS - 100%		$ 21,390,891
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 233
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $18,019,982. Net unrealized appreciation aggregated $3,155,249, of which $3,322,425 related to appreciated investment securities and $167,176 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Mid Cap Portfolio

March 31, 2013

1.799869.109

VIPMID-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 22.0%
Auto Components - 1.9%
Cooper Tire & Rubber Co.	896,362	$ 23,000,649
Delphi Automotive PLC	1,154,657	51,266,771
Gentex Corp.	490,933	9,823,569
Johnson Controls, Inc.	734,328	25,752,883
New Focus Auto Tech Holdings Ltd. (a)	5,287,675	449,577
Standard Motor Products, Inc.	424,546	11,768,415
Tenneco, Inc. (a)	790,628	31,079,587
		153,141,451
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	204,200	4,214,688
Distributors - 0.2%
Core-Mark Holding Co., Inc.	17,098	877,298
LKQ Corp. (a)	673,859	14,663,172
		15,540,470
Diversified Consumer Services - 2.5%
American Public Education, Inc. (a)(e)	958,781	33,451,869
DeVry, Inc.	185,533	5,890,673
Grand Canyon Education, Inc. (a)	1,990,395	50,536,129
H&R Block, Inc.	2,835,074	83,407,877
Matthews International Corp. Class A	21,368	745,530
Service Corp. International	1,072,195	17,937,822
Universal Technical Institute, Inc.	738,964	9,333,115
		201,303,015
Hotels, Restaurants & Leisure - 3.4%
AFC Enterprises, Inc. (a)	401,103	14,572,072
Bally Technologies, Inc. (a)	506,981	26,347,803
Bravo Brio Restaurant Group, Inc. (a)	688,887	10,905,081
Fiesta Restaurant Group, Inc. (a)	95,964	2,549,763
Interval Leisure Group, Inc.	1,062,855	23,106,468
Jubilant Foodworks Ltd. (a)	452,459	10,365,492
Paddy Power PLC (Ireland)	224,000	20,214,262
Panera Bread Co. Class A (a)	2,473	408,639
Papa John's International, Inc. (a)	482,915	29,853,805
Texas Roadhouse, Inc. Class A	998,973	20,169,265
The Cheesecake Factory, Inc.	1,349,612	52,108,519
Wyndham Worldwide Corp.	961,751	62,013,704
		272,614,873
Household Durables - 1.9%
ARNEST ONE Corp.	1,038,600	20,444,315
Haseko Corp. (a)	19,227,000	17,565,430
Jarden Corp. (a)	1,426,870	61,141,380
Whirlpool Corp.	429,124	50,834,029
		149,985,154
Internet & Catalog Retail - 1.8%
Expedia, Inc.	470,612	28,241,426
HSN, Inc.	2,035,871	111,687,883
TripAdvisor, Inc. (a)	115,600	6,071,312
		146,000,621

	Shares	Value
Leisure Equipment & Products - 0.7%
Brunswick Corp.	212,227	$ 7,262,408
Polaris Industries, Inc.	534,213	49,409,360
		56,671,768
Media - 4.1%
Belo Corp. Series A	1,563,207	15,366,325
Cheil Worldwide, Inc.	971,670	21,016,841
Cinemark Holdings, Inc.	1,012,001	29,793,309
Comcast Corp. Class A	1,052,528	44,216,701
Discovery Communications, Inc. (a)	1,042,618	82,095,741
John Wiley & Sons, Inc. Class A	180,180	7,019,813
KT Skylife Co. Ltd.	1,066,330	32,510,593
Pearson PLC	67,600	1,216,143
Sinclair Broadcast Group, Inc. Class A	320,500	6,486,920
Time Warner, Inc.	1,502,407	86,568,691
		326,291,077
Specialty Retail - 4.7%
American Eagle Outfitters, Inc.	741,338	13,863,021
Asbury Automotive Group, Inc. (a)	386,527	14,181,676
Cabela's, Inc. Class A (a)	86,860	5,279,351
Foot Locker, Inc.	1,321,501	45,248,194
Group 1 Automotive, Inc.	344,380	20,686,907
Guess?, Inc.	117,430	2,915,787
Lithia Motors, Inc. Class A (sub. vtg.)	976,422	46,360,517
Office Depot, Inc. (a)	3,517,945	13,825,524
Penske Automotive Group, Inc.	968,434	32,306,958
PetSmart, Inc.	28,805	1,788,791
Rent-A-Center, Inc.	532,495	19,670,365
Ross Stores, Inc.	311,613	18,889,980
Signet Jewelers Ltd.	584,810	39,182,270
Sonic Automotive, Inc. Class A (sub. vtg.) (e)	2,128,405	47,165,455
Stage Stores, Inc.	281,734	7,291,276
The Men's Wearhouse, Inc.	345,822	11,557,371
TJX Companies, Inc.	643,096	30,064,738
Tsutsumi Jewelry Co. Ltd.	128,000	3,456,482
Vitamin Shoppe, Inc. (a)	71,191	3,477,680
		377,212,343
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	219,000	22,721,894
G-III Apparel Group Ltd. (a)	384,199	15,410,222
Page Industries Ltd.	24,388	1,492,292
PVH Corp.	219,858	23,483,033
		63,107,441
TOTAL CONSUMER DISCRETIONARY		1,766,082,901
CONSUMER STAPLES - 4.8%
Beverages - 0.2%
Dr. Pepper Snapple Group, Inc.	327,347	15,368,942
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.5%
Breadtalk Group Ltd.	1,200	$ 914
Kroger Co.	3,753,531	124,392,017
		124,392,931
Food Products - 2.9%
Archer Daniels Midland Co.	4,055,378	136,787,899
Britannia Industries Ltd. (a)	203,541	1,963,051
ConAgra Foods, Inc.	297,800	10,664,218
Ingredion, Inc.	396,012	28,639,588
Lancaster Colony Corp.	73,010	5,621,770
Post Holdings, Inc. (a)	124,600	5,349,078
SunOpta, Inc. (a)	671,700	4,853,352
Want Want China Holdings Ltd.	25,622,600	39,279,482
		233,158,438
Household Products - 0.1%
Jyothy Laboratories Ltd.	654,802	1,997,008
Spectrum Brands Holdings, Inc.	109,967	6,223,033
		8,220,041
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	111,363	4,482,361
TOTAL CONSUMER STAPLES		385,622,713
ENERGY - 8.5%
Energy Equipment & Services - 3.6%
Diamond Offshore Drilling, Inc. (d)	369,007	25,668,127
Dresser-Rand Group, Inc. (a)	365,656	22,546,349
Ensco PLC Class A	865,634	51,938,040
McDermott International, Inc. (a)	7,532,429	82,781,395
Noble Corp.	1,009,933	38,528,944
Oil States International, Inc. (a)	249,831	20,378,715
TETRA Technologies, Inc. (a)	774,489	7,946,257
TGS Nopec Geophysical Co. ASA	601,700	22,663,870
Unit Corp. (a)	420,166	19,138,561
		291,590,258
Oil, Gas & Consumable Fuels - 4.9%
Alpha Natural Resources, Inc. (a)	974,657	8,001,934
Apache Corp.	194,429	15,002,142
Canadian Natural Resources Ltd.	1,313,400	42,109,995
Denbury Resources, Inc. (a)	1,747,272	32,586,623
Emerald Oil, Inc. warrants 2/4/16 (a)	129,809	1
Energen Corp.	547,101	28,454,723
Energy XXI (Bermuda) Ltd.	279,178	7,599,225
ENI SpA	271,085	6,091,505
Hess Corp.	293,850	21,042,599
Marathon Oil Corp.	1,027,344	34,642,040
Marathon Petroleum Corp.	484,084	43,373,926
Murphy Oil Corp.	415,700	26,492,561
Occidental Petroleum Corp.	231,476	18,140,774
Phillips 66	240,071	16,797,768
Rosetta Resources, Inc. (a)	761,128	36,214,470

	Shares	Value
Swift Energy Co. (a)	725	$ 10,737
Ultra Petroleum Corp. (a)(d)	100	2,010
Valero Energy Corp.	446,534	20,312,832
Whiting Petroleum Corp. (a)	512,987	26,080,259
World Fuel Services Corp.	314,967	12,510,489
WPX Energy, Inc. (a)	1,848	29,605
		395,496,218
TOTAL ENERGY		687,086,476
FINANCIALS - 13.2%
Capital Markets - 4.1%
Affiliated Managers Group, Inc. (a)	335,166	51,471,443
AllianceBernstein Holding LP	874,162	19,144,148
BlackRock, Inc. Class A	250,547	64,360,513
Invesco Ltd.	1,497,600	43,370,496
Janus Capital Group, Inc.	707,218	6,647,849
Marusan Securities Co. Ltd.	914,000	6,786,912
Monex Group, Inc.	38,339	15,435,788
SEI Investments Co.	1,510,746	43,585,022
The Blackstone Group LP	926,313	18,322,471
Virtus Investment Partners, Inc. (a)	42,128	7,847,604
Waddell & Reed Financial, Inc. Class A	520,392	22,782,762
Walter Investment Management Corp. (a)	858,174	31,966,982
		331,721,990
Commercial Banks - 3.8%
BB&T Corp.	266,130	8,353,821
City National Corp.	223,177	13,147,357
Comerica, Inc.	809,169	29,089,626
Commerce Bancshares, Inc.	401,594	16,397,083
Cullen/Frost Bankers, Inc.	176,661	11,046,612
First Commonwealth Financial Corp.	2,860,744	21,341,150
First Niagara Financial Group, Inc.	2,178,525	19,301,732
Glacier Bancorp, Inc.	174,773	3,317,192
Huntington Bancshares, Inc.	7,452,622	55,074,877
PrivateBancorp, Inc.	1,767,946	33,431,859
Regions Financial Corp.	2,393,197	19,600,283
Shinsei Bank Ltd.	14,358,000	32,335,429
SunTrust Banks, Inc.	1,160,481	33,433,458
Synovus Financial Corp.	2,607,290	7,222,193
Texas Capital Bancshares, Inc. (a)	50,249	2,032,572
		305,125,244
Consumer Finance - 1.7%
ACOM Co. Ltd. (a)	872,270	25,009,363
Credit Acceptance Corp. (a)	231,400	28,263,196
Credit Saison Co. Ltd.	420,300	10,465,641
Discover Financial Services	123,422	5,534,242
Hitachi Capital Corp.	1,038,500	22,461,207
Portfolio Recovery Associates, Inc. (a)	84,899	10,775,381
SLM Corp.	1,458,623	29,872,599
		132,381,629
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.2%
CRISIL Ltd.	139,347	$ 2,264,037
ORIX Corp.	1,349,800	17,077,724
		19,341,761
Insurance - 1.3%
Assured Guaranty Ltd.	638,701	13,163,628
Lincoln National Corp.	294,092	9,590,340
Old Republic International Corp.	3,395,758	43,160,084
Protective Life Corp.	504,232	18,051,506
Reinsurance Group of America, Inc.	273,331	16,309,661
		100,275,219
Real Estate Investment Trusts - 0.7%
Coresite Realty Corp.	904,692	31,646,126
Corrections Corp. of America	232,202	9,072,132
Extra Space Storage, Inc.	175,817	6,904,334
Kite Realty Group Trust	1,465,953	9,880,523
		57,503,115
Real Estate Management & Development - 1.2%
Altisource Asset Management Corp. (a)	73,433	9,913,455
Altisource Portfolio Solutions SA	541,470	37,767,533
Altisource Residential Corp.Class B (a)(d)	244,779	4,895,580
Jones Lang LaSalle, Inc.	261,151	25,961,021
Wharf Holdings Ltd.	2,076,000	18,506,702
		97,044,291
Thrifts & Mortgage Finance - 0.2%
EverBank Financial Corp.	585,310	9,013,774
Nationstar Mortgage Holdings, Inc. (d)	275,800	10,177,020
		19,190,794
TOTAL FINANCIALS		1,062,584,043
HEALTH CARE - 6.0%
Biotechnology - 1.5%
Amgen, Inc.	137,900	14,136,129
Biogen Idec, Inc. (a)	36,400	7,021,924
Celgene Corp. (a)	132,960	15,411,394
Puma Biotechnology, Inc.	82,150	2,742,989
Regeneron Pharmaceuticals, Inc. (a)	96,414	17,007,430
United Therapeutics Corp. (a)	985,027	59,958,593
		116,278,459
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	5,986,736	46,756,408
Greatbatch, Inc. (a)	250,826	7,492,173
Hologic, Inc. (a)	893,900	20,202,140
ResMed, Inc. (d)	43,431	2,013,461
St. Jude Medical, Inc.	253,082	10,234,636
Stryker Corp.	604,139	39,414,028
SurModics, Inc. (a)	356,012	9,701,327

	Shares	Value
Thoratec Corp. (a)	253,463	$ 9,504,863
Trinity Biotech PLC sponsored ADR	913,954	15,427,544
		160,746,580
Health Care Providers & Services - 1.5%
AMN Healthcare Services, Inc. (a)	1,695,657	26,842,250
Community Health Systems, Inc.	201,931	9,569,510
Health Management Associates, Inc. Class A (a)	1,086,767	13,986,691
Healthways, Inc. (a)	526,081	6,444,492
Humana, Inc.	13,074	903,544
Miraca Holdings, Inc.	217,800	10,608,306
Omnicare, Inc.	313,332	12,758,879
PharMerica Corp. (a)	293,279	4,105,906
Team Health Holdings, Inc. (a)	116,781	4,248,493
Tenet Healthcare Corp. (a)	319,744	15,213,420
VCA Antech, Inc. (a)	662,513	15,562,430
		120,243,921
Life Sciences Tools & Services - 0.9%
Bruker BioSciences Corp. (a)	1,161,340	22,181,594
Cambrex Corp. (a)	512,184	6,550,833
Thermo Fisher Scientific, Inc.	572,105	43,760,311
		72,492,738
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc. (Canada) (a)	134,559	10,101,363
TOTAL HEALTH CARE		479,863,061
INDUSTRIALS - 13.3%
Aerospace & Defense - 0.3%
Esterline Technologies Corp. (a)	305,117	23,097,357
Air Freight & Logistics - 0.0%
Forward Air Corp.	5,800	216,282
Airlines - 1.4%
Alaska Air Group, Inc. (a)	153,600	9,824,256
Copa Holdings SA Class A	284,428	34,020,433
Southwest Airlines Co.	4,828,943	65,094,152
		108,938,841
Building Products - 0.0%
Gibraltar Industries, Inc. (a)	134,038	2,446,194
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	625,223	21,432,644
Edenred SA	55,515	1,816,763
G&K Services, Inc. Class A	39,200	1,783,992
Multiplus SA	254,200	3,664,405
Republic Services, Inc.	863,611	28,499,163
Steelcase, Inc. Class A	699,558	10,304,489
Unifirst Corp. Massachusetts	76,532	6,926,146
		74,427,602
Construction & Engineering - 2.4%
Dycom Industries, Inc. (a)	279,144	5,496,345
Fluor Corp.	1,324,413	87,848,314
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Foster Wheeler AG (a)	2,559,036	$ 58,473,973
Tutor Perini Corp. (a)	753,870	14,549,691
URS Corp.	479,984	22,756,041
		189,124,364
Electrical Equipment - 0.8%
AMETEK, Inc.	169,363	7,343,580
Generac Holdings, Inc.	1,108,132	39,161,385
Roper Industries, Inc.	157,087	19,998,746
		66,503,711
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	1,061,346	71,948,645
Max India Ltd.	2,985,942	12,291,021
		84,239,666
Machinery - 2.4%
AGCO Corp.	595,697	31,047,728
Crane Co.	404,280	22,583,081
Harsco Corp.	886,955	21,969,875
IDEX Corp.	112,700	6,020,434
Ingersoll-Rand PLC	1,292,328	71,090,963
Kitz Corp.	324,700	1,628,070
Snap-On, Inc.	231,776	19,167,875
Terex Corp. (a)	603,705	20,779,526
		194,287,552
Professional Services - 3.1%
Corporate Executive Board Co.	535,591	31,149,973
Dun & Bradstreet Corp.	395,281	33,065,256
Equifax, Inc.	1,409,908	81,196,602
Kelly Services, Inc. Class A (non-vtg.)	772,047	14,421,838
Manpower, Inc.	1,239,039	70,278,292
Randstad Holding NV	236,400	9,678,757
TrueBlue, Inc. (a)	579,653	12,253,864
		252,044,582
Road & Rail - 0.6%
Con-way, Inc.	758,848	26,719,038
Hertz Global Holdings, Inc. (a)	919,172	20,460,769
		47,179,807
Trading Companies & Distributors - 0.4%
Ashtead Group PLC	1,246,800	11,110,951
United Rentals, Inc. (a)	354,036	19,461,359
		30,572,310
TOTAL INDUSTRIALS		1,073,078,268
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 2.0%
AAC Acoustic Technology Holdings, Inc.	6,201,000	29,796,562
Brocade Communications Systems, Inc. (a)	8,086,672	46,660,097

	Shares	Value
Juniper Networks, Inc. (a)	2,456,188	$ 45,537,726
Motorola Solutions, Inc.	566,250	36,256,988
Riverbed Technology, Inc. (a)	403,900	6,022,149
		164,273,522
Computers & Peripherals - 1.4%
Cray, Inc. (a)	698,935	16,222,281
EMC Corp. (a)	1,683,100	40,209,259
Gemalto NV	281,700	24,572,661
NCR Corp. (a)	1,268,671	34,964,573
		115,968,774
Electronic Equipment & Components - 2.8%
Arrow Electronics, Inc. (a)	771,661	31,344,870
Avnet, Inc. (a)	875,434	31,690,711
Benchmark Electronics, Inc. (a)	738,419	13,306,310
Flextronics International Ltd. (a)	3,003,200	20,301,632
Ingenico SA	128,332	7,601,655
Jabil Circuit, Inc.	1,544,962	28,550,898
Plexus Corp. (a)	66,936	1,627,214
TE Connectivity Ltd.	1,231,672	51,644,007
Tech Data Corp. (a)	295,359	13,471,324
Vishay Intertechnology, Inc. (a)(d)	1,728,631	23,526,668
		223,065,289
Internet Software & Services - 0.4%
Carsales.com Ltd.	610,569	5,975,523
eBay, Inc. (a)	126,045	6,834,160
Mail.Ru Group Ltd. GDR (Reg. S)	343,800	9,523,260
Web.com Group, Inc. (a)	469,274	8,015,200
		30,348,143
IT Services - 7.3%
Alliance Data Systems Corp. (a)(d)	400,567	64,847,792
Amdocs Ltd.	281,729	10,212,676
Computer Task Group, Inc. (e)	1,003,537	21,465,656
CoreLogic, Inc. (a)	626,839	16,210,057
Euronet Worldwide, Inc. (a)	756,698	19,931,425
Fidelity National Information Services, Inc.	947,615	37,544,506
Fiserv, Inc. (a)	1,325,435	116,412,956
FleetCor Technologies, Inc. (a)	1,155,870	88,620,553
Gartner, Inc. Class A (a)	572,178	31,132,205
Genpact Ltd.	754,674	13,727,520
Heartland Payment Systems, Inc.	459,884	15,162,375
Jack Henry & Associates, Inc.	174,007	8,040,863
Maximus, Inc.	91,303	7,301,501
NeuStar, Inc. Class A (a)	959,846	44,661,634
Sapient Corp. (a)	1,662,342	20,263,949
Teletech Holdings, Inc. (a)	1,348,190	28,595,110
Total System Services, Inc.	193,085	4,784,646
Visa, Inc. Class A	215,091	36,531,055
		585,446,479
Semiconductors & Semiconductor Equipment - 3.9%
ASML Holding NV	170,189	11,574,554
Avago Technologies Ltd.	580,200	20,840,784
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A	297,385	$ 10,310,338
Entegris, Inc. (a)	970,268	9,566,842
Freescale Semiconductor Holdings I Ltd. (a)(d)	1,254,500	18,679,505
Integrated Device Technology, Inc. (a)	824,154	6,156,430
International Rectifier Corp. (a)	454,656	9,615,974
KLA-Tencor Corp.	302,010	15,928,007
Lam Research Corp. (a)	351,609	14,577,709
LSI Corp. (a)	2,598,686	17,619,091
Melexis NV	254,136	4,752,900
Mellanox Technologies Ltd. (a)	12,207	677,611
MEMC Electronic Materials, Inc. (a)	1,059,038	4,659,767
NVIDIA Corp.	2,733,531	35,043,867
PDF Solutions, Inc. (a)	1,067,501	17,101,366
PMC-Sierra, Inc. (a)	2,134,878	14,495,822
Samsung Electronics Co. Ltd.	29,208	40,112,010
Skyworks Solutions, Inc. (a)	1,828,963	40,292,055
Taiwan Semiconductor Manufacturing Co. Ltd.	5,788,000	19,472,881
		311,477,513
Software - 2.7%
Autodesk, Inc. (a)	286,203	11,803,012
Compuware Corp. (a)	3,365,003	42,062,538
Electronic Arts, Inc. (a)	2,363,290	41,830,233
Mentor Graphics Corp.	2,987,858	53,930,837
Nuance Communications, Inc. (a)	717,543	14,480,018
SolarWinds, Inc. (a)	66,000	3,900,600
Symantec Corp. (a)	1,637,821	40,421,422
Synopsys, Inc. (a)	216,723	7,776,021
		216,204,681
TOTAL INFORMATION TECHNOLOGY		1,646,784,401
MATERIALS - 5.4%
Chemicals - 3.5%
Albemarle Corp.	152,988	9,564,810
Ashland, Inc.	413,932	30,755,148
Axiall Corp.	711,383	44,219,567
Cabot Corp.	249,774	8,542,271
Cytec Industries, Inc.	179,348	13,286,100
Eastman Chemical Co.	265,600	18,557,472
FMC Corp.	371,949	21,212,251
Landec Corp. (a)	1,038,141	15,021,900
LyondellBasell Industries NV Class A	1,167,997	73,922,530
Pidilite Industries Ltd. (a)	2,539,332	12,307,106
PolyOne Corp.	413,334	10,089,483

	Shares	Value
Valspar Corp.	47,253	$ 2,941,499
W.R. Grace & Co. (a)	270,943	21,000,792
		281,420,929
Metals & Mining - 1.2%
Barrick Gold Corp.	272,000	7,989,841
Compass Minerals International, Inc. (d)	126,896	10,012,094
Goldcorp, Inc.	557,350	18,752,988
IAMGOLD Corp.	1,053,739	7,603,393
New Gold, Inc. (a)	2,704,320	24,598,038
Osisko Mining Corp. (a)	3,153,000	18,715,942
Yamana Gold, Inc.	418,571	6,448,429
		94,120,725
Paper & Forest Products - 0.7%
International Paper Co.	1,211,064	56,411,361
TOTAL MATERIALS		431,953,015
UTILITIES - 0.2%
Gas Utilities - 0.2%
Towngas China Co. Ltd.	1,374,000	1,269,116
UGI Corp.	434,100	16,665,099
		17,934,215
TOTAL COMMON STOCKS (Cost $6,340,431,288)		7,550,989,093
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (f)	6,877	6,756,653
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	402,766	10,955,235
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,367,886)		17,711,888
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	465,779,648	$ 465,779,648
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	47,823,222	47,823,222
TOTAL MONEY MARKET FUNDS (Cost $513,602,870)		513,602,870
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $6,867,402,044)		8,082,303,851
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(38,343,838)
NET ASSETS - 100%		$ 8,043,960,013
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,756,653 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 90,621
Fidelity Securities Lending Cash Central Fund	104,332
Total	$ 194,953
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Public Education, Inc.	$ 24,902,792	$ 10,198,246	$ -	$ -	$ 33,451,869
Computer Task Group, Inc.	14,011,377	4,598,561	-	50,177	21,465,656
Sonic Automotive, Inc. Class A (sub. vtg.)	42,873,403	9,726,816	7,768,360	56,733	47,165,455
Total	$ 81,787,572	$ 24,523,623	$ 7,768,360	$ 106,910	$ 102,082,980
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,766,082,901	$ 1,766,082,901	$ -	$ -
Consumer Staples	385,622,713	385,622,713	-	-
Energy	687,086,476	687,086,475	1	-
Financials	1,080,295,931	1,073,539,278	6,756,653	-
Health Care	479,863,061	479,863,061	-	-
Industrials	1,073,078,268	1,073,078,268	-	-
Information Technology	1,646,784,401	1,646,784,401	-	-
Materials	431,953,015	431,953,015	-	-
Utilities	17,934,215	17,934,215	-	-
Money Market Funds	513,602,870	513,602,870	-	-
Total Investments in Securities:	$ 8,082,303,851	$ 8,075,547,197	$ 6,756,654	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 570,377,244
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $6,889,606,686. Net unrealized appreciation aggregated $1,192,697,165, of which $1,322,127,420 related to appreciated investment securities and $129,430,255 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Balanced Portfolio

March 31, 2013

1.799884.109

VIPBAL-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.2%
Delphi Automotive PLC	51,686	$ 2,294,858
Tenneco, Inc. (a)	44,140	1,735,143
		4,030,001
Automobiles - 0.1%
Harley-Davidson, Inc.	37,154	1,980,308
Tesla Motors, Inc. (a)	22,800	863,892
		2,844,200
Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	122,000	1,972,406
Carriage Services, Inc.	24,247	515,249
DeVry, Inc.	46,282	1,469,454
H&R Block, Inc.	71,750	2,110,885
Kroton Educacional SA	119,600	1,531,732
		7,599,726
Hotels, Restaurants & Leisure - 1.1%
Bloomin' Brands, Inc.	63,123	1,128,008
Bravo Brio Restaurant Group, Inc. (a)	103,644	1,640,685
Brinker International, Inc.	121,742	4,583,586
Club Mediterranee SA (a)	90,749	1,569,246
Fiesta Restaurant Group, Inc. (a)	18,500	491,545
Hyatt Hotels Corp. Class A (a)	54,202	2,343,152
Icahn Enterprises LP rights	170,608	2
Las Vegas Sands Corp.	16,845	949,216
Penn National Gaming, Inc. (a)	5,600	304,808
Ruth's Hospitality Group, Inc. (a)	118,000	1,125,720
Spur Corp. Ltd.	206,062	658,615
Starbucks Corp.	26,394	1,503,402
Texas Roadhouse, Inc. Class A	109,591	2,212,642
The Cheesecake Factory, Inc.	20,754	801,312
Yum! Brands, Inc.	53,933	3,879,940
		23,191,879
Household Durables - 0.3%
KB Home	45,978	1,000,941
PulteGroup, Inc. (a)	65,928	1,334,383
Taylor Wimpey PLC	1,183,551	1,634,697
Whirlpool Corp.	20,643	2,445,370
		6,415,391
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	12,096	3,223,463
Liberty Media Corp. Interactive Series A (a)	109,743	2,346,305
Ocado Group PLC (a)(d)	795,549	1,909,899
priceline.com, Inc. (a)	3,600	2,476,548
		9,956,215
Leisure Equipment & Products - 0.2%
Amer Group PLC (A Shares)	45,500	750,632
Brunswick Corp.	59,826	2,047,246

	Shares	Value
Fenix Outdoor AB	1,900	$ 60,646
Polaris Industries, Inc.	8,161	754,811
		3,613,335
Media - 1.8%
Antena 3 de Television SA (d)	28,300	154,175
CBS Corp. Class B	116,507	5,439,712
Comcast Corp. Class A	287,559	12,080,354
Ipsos SA	18,884	660,836
MDC Partners, Inc. Class A (sub. vtg.)	167,261	2,704,610
Mood Media Corp. (a)(i)	254,200	257,741
News Corp. Class A	66,181	2,019,844
Omnicom Group, Inc.	1,300	76,570
The Walt Disney Co.	117,398	6,668,206
Time Warner, Inc.	34,002	1,959,195
Valassis Communications, Inc.	25,220	753,321
Viacom, Inc. Class B (non-vtg.)	76,786	4,727,714
		37,502,278
Multiline Retail - 0.1%
PPR SA	10,300	2,263,004
Target Corp.	6,429	440,065
The Bon-Ton Stores, Inc.	30,973	402,649
		3,105,718
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	23,118	1,910,703
American Eagle Outfitters, Inc.	49,644	928,343
Ascena Retail Group, Inc. (a)	128,809	2,389,407
AutoZone, Inc. (a)	8,640	3,428,093
Bed Bath & Beyond, Inc. (a)	21,424	1,380,134
Body Central Corp. (a)	176,696	1,660,942
CarMax, Inc. (a)	35,143	1,465,463
Express, Inc. (a)	180,680	3,217,911
Foot Locker, Inc.	22,665	776,050
Francescas Holdings Corp. (a)	47,050	1,348,453
GNC Holdings, Inc.	34,700	1,363,016
Home Depot, Inc.	173,191	12,085,268
Kingfisher PLC	295,120	1,290,553
L Brands, Inc.	45,632	2,037,925
Lithia Motors, Inc. Class A (sub. vtg.)	1,300	61,724
Lowe's Companies, Inc.	189,414	7,182,579
OfficeMax, Inc.	46,226	536,684
Rent-A-Center, Inc.	88,279	3,261,026
Ross Stores, Inc.	25,794	1,563,632
SuperGroup PLC (a)	218,124	2,011,771
TJX Companies, Inc.	72,366	3,383,111
		53,282,788
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	12,530	626,375
lululemon athletica, Inc. (a)	22,619	1,410,295
NIKE, Inc. Class B	71,508	4,219,687
PVH Corp.	32,362	3,456,585
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Vera Bradley, Inc. (a)(d)	65,687	$ 1,552,184
VF Corp.	4,840	811,910
		12,077,036
TOTAL CONSUMER DISCRETIONARY		163,618,567
CONSUMER STAPLES - 6.3%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	3,800	376,287
Beam, Inc.	16,362	1,039,641
Cott Corp.	150,300	1,518,017
Dr. Pepper Snapple Group, Inc.	110,863	5,205,018
Monster Beverage Corp. (a)	75,284	3,594,058
SABMiller PLC	35,600	1,873,761
The Coca-Cola Co.	404,809	16,370,476
		29,977,258
Food & Staples Retailing - 0.9%
Carrefour SA	5,034	137,800
CVS Caremark Corp.	170,676	9,385,473
Kroger Co.	49,939	1,654,978
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	30,055	1,217,916
Wal-Mart Stores, Inc.	20,249	1,515,233
Walgreen Co.	93,030	4,435,670
		18,347,070
Food Products - 1.3%
Astral Foods Ltd. (f)	44,160	452,439
Bunge Ltd.	39,983	2,951,945
D.E. Master Blenders 1753 NV (a)	113,458	1,752,505
Danone SA	19,500	1,356,787
Flowers Foods, Inc.	48,701	1,604,211
Green Mountain Coffee Roasters, Inc. (a)	55,400	3,144,504
Hilton Food Group PLC	108,277	567,599
Ingredion, Inc.	14,380	1,039,962
Kellogg Co.	44,459	2,864,493
Marine Harvest ASA (a)	1,587,755	1,472,019
Mead Johnson Nutrition Co. Class A	27,061	2,095,874
Mondelez International, Inc.	225,826	6,912,534
		26,214,872
Household Products - 1.2%
Energizer Holdings, Inc.	13,797	1,375,975
Procter & Gamble Co.	226,817	17,478,518
Reckitt Benckiser Group PLC	57,600	4,129,209
Unicharm Corp.	34,300	2,029,542
		25,013,244
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	20,503	1,312,807
Hengan International Group Co. Ltd.	116,500	1,139,854

	Shares	Value
Herbalife Ltd.	34,500	$ 1,292,025
Nu Skin Enterprises, Inc. Class A	18,211	804,926
		4,549,612
Tobacco - 1.3%
Altria Group, Inc.	69,355	2,385,118
British American Tobacco PLC (United Kingdom)	46,000	2,465,186
Imperial Tobacco Group PLC	48,096	1,680,097
Japan Tobacco, Inc.	124,100	3,954,958
Philip Morris International, Inc.	177,212	16,429,325
Swedish Match Co. AB	3,800	117,967
		27,032,651
TOTAL CONSUMER STAPLES		131,134,707
ENERGY - 6.8%
Energy Equipment & Services - 2.5%
BW Offshore Ltd.	1,515,195	1,595,420
Cal Dive International, Inc. (a)(d)	290,501	522,902
Cameron International Corp. (a)	182,337	11,888,372
Cathedral Energy Services Ltd.	183,500	776,739
Ensco PLC Class A	64,338	3,860,280
Essential Energy Services Ltd.	645,900	1,411,525
Halliburton Co.	115,115	4,651,797
McDermott International, Inc. (a)	128,823	1,415,765
National Oilwell Varco, Inc.	158,842	11,238,072
Noble Corp.	67,913	2,590,881
Schlumberger Ltd.	126,065	9,441,008
Vantage Drilling Co. (a)	1,208,513	2,114,898
Xtreme Drilling & Coil Services Corp. (a)	577,500	1,188,143
Xtreme Drilling & Coil Services Corp. (e)	198,400	408,186
		53,103,988
Oil, Gas & Consumable Fuels - 4.3%
Access Midstream Partners LP	32,500	1,312,025
Americas Petrogas, Inc. (a)	388,800	738,676
Americas Petrogas, Inc. (a)(e)	429,000	815,051
Amyris, Inc. (a)(d)	62,537	192,614
Anadarko Petroleum Corp.	70,383	6,154,993
Apache Corp.	33,121	2,555,616
BPZ Energy, Inc. (a)	464,522	1,054,465
Cabot Oil & Gas Corp.	35,930	2,429,227
Cobalt International Energy, Inc. (a)	118,499	3,341,672
Concho Resources, Inc. (a)	33,500	3,263,905
Crew Energy, Inc. (a)	127,600	900,617
Crown Point Energy, Inc. (a)	35,400	10,454
Crown Point Energy, Inc. (e)	565,806	167,093
Delek US Holdings, Inc.	6,827	269,393
Double Eagle Petroleum Co. (a)	168,443	902,854
Emerald Oil, Inc. warrants 2/4/16 (a)	21,741	0
Energen Corp.	8,700	452,487
EOG Resources, Inc.	17,033	2,181,416
EQT Corp.	44,388	3,007,287
Gran Tierra Energy, Inc. (Canada) (a)	223,200	1,302,925
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Halcon Resources Corp. (i)	140,000	$ 1,090,600
Hess Corp.	23,709	1,697,801
InterOil Corp. (a)(d)	86,130	6,555,354
Madalena Ventures, Inc. (a)	606,500	208,963
Magellan Midstream Partners LP	13,243	707,573
Marathon Petroleum Corp.	34,823	3,120,141
Markwest Energy Partners LP	41,445	2,517,784
Motor Oil (HELLAS) Corinth Refineries SA	1,900	18,461
Murphy Oil Corp.	13,782	878,327
Noble Energy, Inc.	9,600	1,110,336
Northern Oil & Gas, Inc. (a)(d)	365,581	5,257,055
Occidental Petroleum Corp.	77,923	6,106,826
Painted Pony Petroleum Ltd. (e)	72,100	723,236
Painted Pony Petroleum Ltd. Class A (a)	106,200	1,065,293
Pan Orient Energy Corp.	119,700	318,147
PDC Energy, Inc. (a)	18,155	899,943
Peabody Energy Corp.	134,541	2,845,542
Phillips 66	60,076	4,203,518
Pioneer Natural Resources Co.	29,453	3,659,535
Royal Dutch Shell PLC Class A sponsored ADR	47,678	3,106,698
Southcross Energy Partners LP	16,100	326,025
Suncor Energy, Inc.	38,880	1,165,041
TAG Oil Ltd. (a)	619,700	2,556,030
TAG Oil Ltd. (e)	23,700	97,754
The Williams Companies, Inc.	182,295	6,828,771
Valero Energy Corp.	32,000	1,455,680
Western Gas Equity Partners LP	16,431	562,269
		90,135,473
TOTAL ENERGY		143,239,461
FINANCIALS - 10.1%
Capital Markets - 1.2%
AllianceBernstein Holding LP	49,200	1,077,480
Ameriprise Financial, Inc.	10,055	740,551
Ares Capital Corp.	15,999	289,582
BlackRock, Inc. Class A	13,169	3,382,853
Goldman Sachs Group, Inc.	9,438	1,388,802
GP Investments Ltd. Class A (depositary receipt) (a)	686,566	1,715,778
ICG Group, Inc. (a)	70,706	882,411
Invesco Ltd.	99,391	2,878,363
KKR & Co. LP	100,243	1,936,695
Monex Group, Inc.	3,771	1,518,254
Morgan Stanley	117,819	2,589,662
Oaktree Capital Group LLC	11,310	577,036
State Street Corp.	45,390	2,682,095

	Shares	Value
The Blackstone Group LP	95,392	$ 1,886,854
UBS AG (NY Shares)	47,045	724,023
		24,270,439
Commercial Banks - 2.2%
Axis Bank Ltd.	3,686	88,083
Bank of Ireland (a)	21,903	4,296
CIT Group, Inc. (a)	33,595	1,460,711
Comerica, Inc.	43,602	1,567,492
Commerce Bancshares, Inc.	53,036	2,165,460
Cullen/Frost Bankers, Inc.	13,156	822,645
Guaranty Trust Bank PLC GDR (Reg. S)	94,250	768,138
Itau Unibanco Holding SA sponsored ADR	4,400	78,320
KeyCorp	157,855	1,572,236
Komercni Banka A/S	300	57,276
M&T Bank Corp.	13,205	1,362,228
PNC Financial Services Group, Inc.	53,783	3,576,570
Regions Financial Corp.	159,862	1,309,270
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	54,600	696,150
Texas Capital Bancshares, Inc. (a)	25,474	1,030,423
U.S. Bancorp	193,449	6,563,725
Wells Fargo & Co.	627,272	23,202,791
WMI Holdings Corp. (a)	3,481	2,437
		46,328,251
Consumer Finance - 0.3%
Capital One Financial Corp.	102,773	5,647,376
Cash America International, Inc.	15,100	792,297
SLM Corp.	49,000	1,003,520
		7,443,193
Diversified Financial Services - 2.6%
Bank of America Corp.	1,061,207	12,925,501
Citigroup, Inc.	408,809	18,085,710
IntercontinentalExchange, Inc. (a)(d)	6,400	1,043,648
JPMorgan Chase & Co.	270,841	12,854,114
McGraw-Hill Companies, Inc.	42,687	2,223,139
PICO Holdings, Inc. (a)	286,821	6,367,427
The NASDAQ Stock Market, Inc.	29,200	943,160
		54,442,699
Insurance - 2.1%
ACE Ltd.	31,774	2,826,933
AFLAC, Inc.	45,045	2,343,241
Allied World Assurance Co. Holdings Ltd.	18,700	1,733,864
American International Group, Inc. (a)	20,005	776,594
Assured Guaranty Ltd.	313,266	6,456,412
Axis Capital Holdings Ltd.	16,659	693,348
Berkshire Hathaway, Inc. Class B (a)	173,526	18,081,409
Everest Re Group Ltd.	5,700	740,202
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,400	1,327,602
Marsh & McLennan Companies, Inc.	18,100	687,257
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	31,918	$ 1,213,522
Prudential Financial, Inc.	43,320	2,555,447
The Travelers Companies, Inc.	34,691	2,920,635
Validus Holdings Ltd.	38,228	1,428,580
		43,785,046
Real Estate Investment Trusts - 1.2%
American Campus Communities, Inc.	15,627	708,528
American Tower Corp.	41,568	3,197,411
Aviv REIT, Inc.	11,200	269,472
Beni Stabili SpA SIIQ	2,441,274	1,455,459
CBL & Associates Properties, Inc.	128,774	3,039,066
Coresite Realty Corp.	1,900	66,462
Corrections Corp. of America	28,560	1,115,839
Cousins Properties, Inc.	93,039	994,587
Douglas Emmett, Inc.	72,750	1,813,658
Education Realty Trust, Inc.	184,100	1,938,573
Lexington Corporate Properties Trust	138,200	1,630,760
Parkway Properties, Inc.	39,100	725,305
Piedmont Office Realty Trust, Inc. Class A	41,498	812,946
Prologis, Inc.	44,496	1,778,950
Retail Properties America, Inc.	25,748	381,070
SL Green Realty Corp.	30,310	2,609,994
Westfield Group unit	64,185	725,064
Weyerhaeuser Co.	70,042	2,197,918
		25,461,062
Real Estate Management & Development - 0.4%
Atrium European Real Estate Ltd.	15,659	90,326
CBRE Group, Inc. (a)	278,958	7,043,690
CSI Properties Ltd.	8,240,000	382,142
LEG Immobilien AG	8,823	472,748
Unite Group PLC	15,700	76,576
		8,065,482
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	237,100	1,173,645
Radian Group, Inc.	77,000	824,670
Washington Mutual, Inc. (a)	101,600	1
		1,998,316
TOTAL FINANCIALS		211,794,488
HEALTH CARE - 8.5%
Biotechnology - 2.4%
Achillion Pharmaceuticals, Inc. (a)	135,600	1,185,144
Alnylam Pharmaceuticals, Inc. (a)	140,785	3,430,930
Amgen, Inc.	85,700	8,785,107
ARIAD Pharmaceuticals, Inc. (a)	119,464	2,161,104
AVEO Pharmaceuticals, Inc. (a)	39,037	286,922
Biogen Idec, Inc. (a)	22,491	4,338,739
BioMarin Pharmaceutical, Inc. (a)	3,800	236,588
Biovitrum AB (a)	329,951	2,121,513

	Shares	Value
CSL Ltd.	4,707	$ 290,268
Dynavax Technologies Corp. (a)	670,992	1,489,602
Elan Corp. PLC sponsored ADR (a)	278,003	3,280,435
Gentium SpA sponsored ADR (a)	65,598	540,528
Gilead Sciences, Inc. (a)	154,892	7,578,866
Grifols SA ADR	95,337	2,765,726
Infinity Pharmaceuticals, Inc. (a)	88,258	4,277,865
Insmed, Inc. (a)	22,206	166,323
Intercept Pharmaceuticals, Inc.	13,100	489,940
Isis Pharmaceuticals, Inc. (a)	53,200	901,208
KaloBios Pharmaceuticals, Inc.	73,525	397,035
KaloBios Pharmaceuticals, Inc.	26,100	156,600
Medivation, Inc. (a)	13,800	645,426
Merrimack Pharmaceuticals, Inc.	67,500	411,750
Novavax, Inc. (a)	87,420	199,318
Onyx Pharmaceuticals, Inc. (a)	11,935	1,060,544
Theravance, Inc. (a)	142,445	3,364,551
		50,562,032
Health Care Equipment & Supplies - 0.7%
Alere, Inc. (a)	2,771	70,744
Align Technology, Inc. (a)	21,970	736,215
Ansell Ltd.	31,205	522,100
Baxter International, Inc.	11,159	810,590
Boston Scientific Corp. (a)	282,200	2,203,982
Covidien PLC	37,968	2,575,749
Genmark Diagnostics, Inc. (a)	130,019	1,679,845
Nakanishi, Inc.	5,800	709,789
Sirona Dental Systems, Inc. (a)	19,802	1,460,001
Stryker Corp.	32,857	2,143,591
The Cooper Companies, Inc.	6,400	690,432
Trinity Biotech PLC sponsored ADR	24,485	413,307
		14,016,345
Health Care Providers & Services - 2.1%
Accretive Health, Inc. (a)	198,884	2,020,661
AmerisourceBergen Corp.	35,654	1,834,398
AmSurg Corp. (a)	43,800	1,473,432
Apollo Hospitals Enterprise Ltd.	42,736	658,667
BioScrip, Inc. (a)	41,458	526,931
Brookdale Senior Living, Inc. (a)	350,242	9,764,747
CIGNA Corp.	26,916	1,678,751
DaVita, Inc. (a)	22,914	2,717,371
Emeritus Corp. (a)	96,572	2,683,736
Express Scripts Holding Co. (a)	110,865	6,391,367
McKesson Corp.	27,044	2,919,670
MEDNAX, Inc. (a)	13,751	1,232,502
Qualicorp SA (a)	161,800	1,625,406
Quest Diagnostics, Inc.	23,844	1,345,994
UnitedHealth Group, Inc.	107,636	6,157,856
		43,031,489
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	47,625	$ 1,998,821
Illumina, Inc. (a)	1,300	70,200
		2,069,021
Pharmaceuticals - 3.2%
AbbVie, Inc.	123,621	5,041,264
Actavis, Inc. (a)	29,360	2,704,350
Allergan, Inc.	15,647	1,746,675
AVANIR Pharmaceuticals Class A (a)	243,250	666,505
Biodelivery Sciences International, Inc. (a)	223,735	941,924
Cadence Pharmaceuticals, Inc. (a)	630,246	4,216,346
Dechra Pharmaceuticals PLC	63,845	727,085
Endo Health Solutions, Inc. (a)	83,648	2,573,012
GlaxoSmithKline PLC	56,181	1,313,329
Horizon Pharma, Inc. (a)(d)	544,847	1,476,536
Horizon Pharma, Inc.:
warrants 2/28/17 (a)(i)	40,137	130
warrants 9/25/17 (a)	164,400	451
Impax Laboratories, Inc. (a)	36,752	567,451
Jazz Pharmaceuticals PLC (a)	32,380	1,810,366
Johnson & Johnson	222,868	18,170,428
Merck & Co., Inc.	353,810	15,649,016
Mylan, Inc. (a)	30,580	884,985
Novo Nordisk A/S Series B	20,982	3,408,980
Optimer Pharmaceuticals, Inc. (a)	57,259	681,382
Pacira Pharmaceuticals, Inc. (a)	25,100	724,386
Pfizer, Inc.	34,011	981,557
Valeant Pharmaceuticals International, Inc. (Canada) (a)	24,800	1,861,739
Warner Chilcott PLC	112,500	1,524,375
XenoPort, Inc. (a)	44,626	319,076
		67,991,348
TOTAL HEALTH CARE		177,670,235
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.3%
Finmeccanica SpA (a)	132,200	635,477
General Dynamics Corp.	15,698	1,106,866
Honeywell International, Inc.	74,653	5,625,104
Meggitt PLC	397,024	2,961,997
Precision Castparts Corp.	17,767	3,368,979
Textron, Inc.	129,139	3,849,634
United Technologies Corp.	94,428	8,822,408
		26,370,465
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	68,751	5,905,711

	Shares	Value
Airlines - 0.0%
Copa Holdings SA Class A	4,367	$ 522,337
easyJet PLC	21,300	349,534
		871,871
Building Products - 0.4%
Armstrong World Industries, Inc.	14,742	823,930
Masco Corp.	197,107	3,991,417
Owens Corning (a)	102,336	4,035,108
		8,850,455
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (a)	1,275	74,065
Multiplus SA	85,900	1,238,286
Republic Services, Inc.	57,412	1,894,596
Swisher Hygiene, Inc. (a)	261,817	337,744
Swisher Hygiene, Inc. (Canada) (a)	230,900	297,862
West Corp.	29,900	573,781
		4,416,334
Construction & Engineering - 0.6%
AECOM Technology Corp. (a)	84,309	2,765,335
Dycom Industries, Inc. (a)	5,650	111,249
EMCOR Group, Inc.	11,257	477,184
FLSmidth & Co. A/S	22,429	1,357,756
Fluor Corp.	30,026	1,991,625
Foster Wheeler AG (a)	65,088	1,487,261
MasTec, Inc. (a)	80,677	2,351,735
URS Corp.	27,468	1,302,258
		11,844,403
Electrical Equipment - 1.1%
Alstom SA	62,524	2,544,648
AMETEK, Inc.	50,324	2,182,049
Eaton Corp. PLC	16,194	991,883
Emerson Electric Co.	84,471	4,719,395
Generac Holdings, Inc.	4,800	169,632
General Cable Corp. (a)	32,482	1,189,816
Hubbell, Inc. Class B	21,052	2,044,360
Prysmian SpA	123,300	2,536,736
Regal-Beloit Corp.	56,598	4,616,133
Roper Industries, Inc.	15,781	2,009,079
		23,003,731
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	22,354	1,515,378
Danaher Corp.	37,918	2,356,604
General Electric Co.	668,082	15,446,056
Koninklijke Philips Electronics NV	41,500	1,228,048
Reunert Ltd.	27,128	226,428
Siemens AG sponsored ADR	1,900	204,820
		20,977,334
Machinery - 1.6%
Actuant Corp. Class A	63,246	1,936,593
Cummins, Inc.	28,126	3,257,272
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Dover Corp.	19,969	$ 1,455,341
Fiat Industrial SpA	116,793	1,312,966
GEA Group AG	19,153	631,213
Harsco Corp.	85,851	2,126,529
Illinois Tool Works, Inc.	51,552	3,141,579
Ingersoll-Rand PLC	92,532	5,090,185
Manitowoc Co., Inc.	199,674	4,105,297
Pentair Ltd.	18,773	990,276
SPX Corp.	20,716	1,635,735
Stanley Black & Decker, Inc.	54,682	4,427,602
Terex Corp. (a)	21,200	729,704
Timken Co.	35,309	1,997,783
		32,838,075
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	309,411	826,127
Professional Services - 0.3%
CRA International, Inc. (a)	57,153	1,278,513
Dun & Bradstreet Corp.	17,010	1,422,887
Manpower, Inc.	13,800	782,736
Randstad Holding NV	69,880	2,861,047
Towers Watson & Co.	8,170	566,344
Verisk Analytics, Inc. (a)	3,800	234,194
		7,145,721
Road & Rail - 0.6%
Con-way, Inc.	6,900	242,949
CSX Corp.	3,800	93,594
J.B. Hunt Transport Services, Inc.	25,800	1,921,584
Union Pacific Corp.	67,590	9,625,492
		11,883,619
Trading Companies & Distributors - 0.3%
Houston Wire & Cable Co.	108,609	1,406,487
Watsco, Inc.	25,662	2,160,227
WESCO International, Inc. (a)	37,723	2,739,067
		6,305,781
TOTAL INDUSTRIALS		161,239,627
INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 0.9%
Brocade Communications Systems, Inc. (a)	232,672	1,342,517
Cisco Systems, Inc.	490,235	10,250,814
Motorola Solutions, Inc.	33,187	2,124,964
QUALCOMM, Inc.	77,708	5,202,551
		18,920,846
Computers & Peripherals - 2.0%
Apple, Inc.	75,749	33,528,776
NCR Corp. (a)	95,828	2,641,020

	Shares	Value
Seagate Technology	61,507	$ 2,248,696
Western Digital Corp.	48,280	2,427,518
		40,846,010
Electronic Equipment & Components - 0.4%
Arrow Electronics, Inc. (a)	51,499	2,091,889
Corning, Inc.	148,897	1,984,797
Flextronics International Ltd. (a)	137,091	926,735
Jabil Circuit, Inc.	74,268	1,372,473
TE Connectivity Ltd.	53,532	2,244,597
Yokogawa Electric Corp.	73,000	733,606
		9,354,097
Internet Software & Services - 1.3%
Active Network, Inc. (a)	119,914	502,440
Cornerstone OnDemand, Inc. (a)	17,957	612,334
Demandware, Inc.	24,755	627,539
Facebook, Inc. Class A	78,619	2,011,074
Google, Inc. Class A (a)	26,374	20,941,747
Mail.Ru Group Ltd.:
GDR (e)	4,100	113,570
GDR (Reg. S)	44,600	1,235,420
Marin Software, Inc.	8,135	133,658
QuinStreet, Inc. (a)	88,405	527,778
SciQuest, Inc. (a)	11,934	286,893
Velti PLC (a)	547,236	1,083,527
		28,075,980
IT Services - 2.2%
Accenture PLC Class A	46,091	3,501,533
Amdocs Ltd.	46,689	1,692,476
Cognizant Technology Solutions Corp. Class A (a)	72,134	5,526,186
EPAM Systems, Inc. (a)	90,600	2,104,638
ExlService Holdings, Inc. (a)	54,847	1,803,369
Fidelity National Information Services, Inc.	83,860	3,322,533
Gartner, Inc. Class A (a)	8,759	476,577
Global Payments, Inc.	15,032	746,489
MasterCard, Inc. Class A	11,177	6,048,210
Sapient Corp. (a)	166,400	2,028,416
ServiceSource International, Inc. (a)	163,164	1,153,569
Total System Services, Inc.	33,143	821,284
Unisys Corp. (a)	60,895	1,385,361
Virtusa Corp. (a)	59,581	1,415,645
Visa, Inc. Class A	81,560	13,852,150
WNS Holdings Ltd. sponsored ADR (a)	37,600	554,224
		46,432,660
Office Electronics - 0.2%
Xerox Corp.	491,239	4,224,655
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	37,283	1,322,428
Analog Devices, Inc.	29,528	1,372,757
Applied Micro Circuits Corp. (a)	56,990	422,866
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV	130,483	$ 8,874,149
Avago Technologies Ltd.	52,165	1,873,767
Broadcom Corp. Class A	66,205	2,295,327
Cirrus Logic, Inc. (a)	72,681	1,653,493
Freescale Semiconductor Holdings I Ltd. (a)	204,329	3,042,459
LTX-Credence Corp. (a)	383,558	2,316,690
MagnaChip Semiconductor Corp. (a)	57,455	994,546
Maxim Integrated Products, Inc.	108,157	3,531,326
Micron Technology, Inc. (a)	144,060	1,437,719
Monolithic Power Systems, Inc.	59,510	1,450,259
NXP Semiconductors NV (a)	94,600	2,862,596
Samsung Electronics Co. Ltd.	4,258	5,847,608
Skyworks Solutions, Inc. (a)	194,711	4,289,483
		43,587,473
Software - 1.9%
Activision Blizzard, Inc.	213,462	3,110,141
Adobe Systems, Inc. (a)	33,300	1,448,883
Autodesk, Inc. (a)	51,909	2,140,727
Check Point Software Technologies Ltd. (a)	66,970	3,146,920
Citrix Systems, Inc. (a)	64,130	4,627,621
Comverse, Inc.	63,399	1,777,708
Electronic Arts, Inc. (a)	229,348	4,059,460
Jive Software, Inc. (a)	43,750	665,000
MICROS Systems, Inc. (a)	18,780	854,678
Nuance Communications, Inc. (a)	109,229	2,204,241
Oracle Corp.	229,566	7,424,164
Progress Software Corp. (a)	8,600	195,908
Sourcefire, Inc. (a)	16,322	966,752
Symantec Corp. (a)	93,928	2,318,143
Verint Systems, Inc. (a)	79,756	2,915,082
VMware, Inc. Class A (a)	12,546	989,628
		38,845,056
TOTAL INFORMATION TECHNOLOGY		230,286,777
MATERIALS - 2.9%
Chemicals - 1.3%
Albemarle Corp.	24,334	1,521,362
Ashland, Inc.	30,094	2,235,984
Axiall Corp.	36,407	2,263,059
Cabot Corp.	16,846	576,133
Eastman Chemical Co.	25,124	1,755,414
Innospec, Inc.	22,516	997,008
LyondellBasell Industries NV Class A	42,712	2,703,242
Monsanto Co.	33,667	3,556,245
PetroLogistics LP	27,411	377,724
PolyOne Corp.	31,235	762,446
PPG Industries, Inc.	15,091	2,021,289

	Shares	Value
Praxair, Inc.	6,600	$ 736,164
Royal DSM NV	2,500	145,522
W.R. Grace & Co. (a)	104,133	8,071,349
		27,722,941
Construction Materials - 0.2%
HeidelbergCement Finance AG	17,890	1,285,585
Lafarge SA (Bearer)	15,700	1,043,081
Vulcan Materials Co.	49,141	2,540,590
		4,869,256
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	87,400	654,626
Nampak Ltd.	443,645	1,548,726
Rock-Tenn Co. Class A	22,322	2,071,258
		4,274,610
Metals & Mining - 1.0%
Agnico-Eagle Mines Ltd. (Canada)	26,900	1,103,434
Commercial Metals Co.	166,157	2,633,588
Eldorado Gold Corp.	18,700	178,744
Freeport-McMoRan Copper & Gold, Inc.	74,356	2,461,184
Goldcorp, Inc.	65,200	2,193,765
Iluka Resources Ltd.	81,608	794,434
Ivanplats Ltd. (e)	112,300	479,778
Ivanplats Ltd. Class A (i)	987,577	3,797,289
Randgold Resources Ltd. sponsored ADR	43,458	3,736,519
Turquoise Hill Resources Ltd. (a)	570,391	3,632,849
		21,011,584
Paper & Forest Products - 0.2%
Canfor Corp. (a)	52,600	1,100,828
International Paper Co.	43,244	2,014,306
		3,115,134
TOTAL MATERIALS		60,993,525
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	87,979	3,090,702
PT Telkomunikasi Indonesia Tbk sponsored ADR	32,986	1,487,009
		4,577,711
Wireless Telecommunication Services - 0.5%
Megafon OJSC GDR	27,200	843,200
Mobile TeleSystems OJSC sponsored ADR	72,364	1,500,829
SBA Communications Corp. Class A (a)	63,798	4,594,732
Vodafone Group PLC	729,900	2,069,481
		9,008,242
TOTAL TELECOMMUNICATION SERVICES		13,585,953
Common Stocks - continued
	Shares	Value
UTILITIES - 1.8%
Electric Utilities - 1.0%
Edison International	92,605	$ 4,659,884
Hawaiian Electric Industries, Inc.	42,780	1,185,434
ITC Holdings Corp.	46,636	4,162,729
NextEra Energy, Inc.	73,275	5,692,002
Northeast Utilities	119,741	5,203,944
		20,903,993
Gas Utilities - 0.1%
Atmos Energy Corp.	19,000	811,110
ONEOK, Inc.	27,104	1,292,048
		2,103,158
Independent Power Producers & Energy Traders - 0.3%
The AES Corp.	420,287	5,283,008
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	40,817	977,975
Sempra Energy	94,383	7,544,977
		8,522,952
TOTAL UTILITIES		36,813,111
TOTAL COMMON STOCKS (Cost $1,086,609,860)		1,330,376,451
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	13,700	893,377
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	0
TOTAL INFORMATION TECHNOLOGY		893,377
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	400	42,814
TOTAL PREFERRED STOCKS (Cost $955,991)		936,191
Corporate Bonds - 0.5%
		Principal Amount (h)	Value
Convertible Bonds - 0.4%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 5% 7/15/17 (e)		$ 620,000	$ 635,888
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (i)		1,162,000	818,850
TOTAL ENERGY			1,454,738
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)		2,396,000	2,363,055
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Exelixis, Inc. 4.25% 8/15/19		1,600,000	1,590,000
InterMune, Inc. 2.5% 12/15/17		490,000	504,504
Theravance, Inc. 2.125% 1/15/23		630,000	690,638
			2,785,142
INDUSTRIALS - 0.0%
Building Products - 0.0%
Aspen Aerogels, Inc. 8% 6/1/14 (i)		584,078	584,078
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc. 3% 10/1/17		1,210,000	924,894
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)		540,000	598,725
TOTAL CONVERTIBLE BONDS			8,643,254
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Bank of Ireland 10% 7/30/16	EUR	960,000	1,260,344
TOTAL CORPORATE BONDS (Cost $8,967,619)			9,970,976
Fixed-Income Funds - 29.3%
	Shares	Value
Fidelity High Income Central Fund 2 (g)	877,282	$ 103,396,501
Fidelity VIP Investment Grade Central Fund (g)	4,752,554	509,236,167
TOTAL FIXED-INCOME FUNDS (Cost $572,922,232)		612,632,668
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 0.15% (b)	136,272,411	136,272,411
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	10,937,747	10,937,747
TOTAL MONEY MARKET FUNDS (Cost $147,210,158)		147,210,158
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,816,665,860)		2,101,126,444
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(7,713,763)
NET ASSETS - 100%		$ 2,093,412,681
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,402,336 or 0.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Amount is stated in United States dollars unless otherwise noted.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,548,688 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 1,162,000
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 584,078
Halcon Resources Corp.	3/1/12	$ 1,260,000
Horizon Pharma, Inc. warrants 2/28/17	2/29/12	$ 5,017
Ivanplats Ltd. Class A	10/23/12	$ 4,782,934
Mood Media Corp.	2/2/11	$ 514,497
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,416
Fidelity High Income Central Fund 2	1,555,238
Fidelity Securities Lending Cash Central Fund	142,421
Fidelity VIP Investment Grade Central Fund	3,100,320
Total	$ 4,848,395
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 100,392,565	$ 1,555,238	$ -	$ 103,396,501	13.0%
Fidelity VIP Investment Grade Central Fund	468,607,407	48,671,122	-	509,236,167	12.0%
Total	$ 568,999,972	$ 50,226,360	$ -	$ 612,632,668
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 163,618,567	$ 163,618,565	$ -	$ 2
Consumer Staples	131,134,707	131,134,707	-	-
Energy	143,239,461	143,239,461	-	-
Financials	211,794,488	211,794,487	-	1
Health Care	177,713,049	177,315,433	397,616	-
Industrials	161,239,627	161,239,627	-	-
Information Technology	231,180,154	231,180,154	-	-
Materials	60,993,525	57,196,236	3,797,289	-
Telecommunication Services	13,585,953	13,585,953	-	-
Utilities	36,813,111	36,813,111	-	-
Corporate Bonds	9,970,976	-	9,386,898	584,078
Fixed-Income Funds	612,632,668	612,632,668	-	-
Money Market Funds	147,210,158	147,210,158	-	-
Total Investments in Securities:	$ 2,101,126,444	$ 2,086,960,560	$ 13,581,803	$ 584,081

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 73,070,529
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $1,815,854,152. Net unrealized appreciation aggregated $285,272,292, of which $342,381,717 related to appreciated investment securities and $57,109,425 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

March 31, 2013

1.799855.109

VIPDCA-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
CONSUMER DISCRETIONARY - 39.3%
Auto Components - 0.5%
Dana Holding Corp.	20,723	$ 369,491
Johnson Controls, Inc.	3,694	129,549
		499,040
Automobiles - 2.7%
Ford Motor Co.	46,980	617,787
Harley-Davidson, Inc.	38,437	2,048,692
		2,666,479
Diversified Consumer Services - 0.8%
H&R Block, Inc.	20,649	607,494
JTH Holding, Inc. Class A (a)	15,000	236,850
		844,344
Hotels, Restaurants & Leisure - 5.0%
Brinker International, Inc.	25,033	942,492
Fiesta Restaurant Group, Inc. (a)	4,200	111,594
Paddy Power PLC (Ireland)	18,942	1,709,368
Penn National Gaming, Inc. (a)	6,796	369,906
Ruth's Hospitality Group, Inc. (a)	20,000	190,800
Sonic Corp. (a)	20,000	257,600
Whitbread PLC	12,176	475,101
Wyndham Worldwide Corp.	13,414	864,935
		4,921,796
Household Durables - 2.1%
M.D.C. Holdings, Inc.	21,037	771,006
PulteGroup, Inc. (a)	51,449	1,041,328
Ryland Group, Inc.	5,358	223,000
		2,035,334
Internet & Catalog Retail - 0.5%
HSN, Inc.	8,900	488,254
Leisure Equipment & Products - 1.2%
Brunswick Corp.	8,639	295,627
Polaris Industries, Inc.	9,352	864,966
		1,160,593
Media - 11.4%
A.H. Belo Corp. Class A	59,584	347,971
Cablevision Systems Corp. - NY Group Class A	15,600	233,376
CBS Corp. Class B	13,749	641,941
Comcast Corp. Class A (special) (non-vtg.)	68,297	2,705,927
DIRECTV (a)	17,928	1,014,904
Discovery Communications, Inc. (a)	12,352	972,596
Gannett Co., Inc.	57,223	1,251,467
Interpublic Group of Companies, Inc.	65,393	852,071
Lions Gate Entertainment Corp. (a)	26,111	620,658
News Corp. Class B	23,757	730,765
Omnicom Group, Inc.	8,823	519,675
Salem Communications Corp. Class A	20,000	158,600
Time Warner, Inc.	21,684	1,249,432
		11,299,383

	Shares	Value
Specialty Retail - 9.9%
Bed Bath & Beyond, Inc. (a)	15,840	$ 1,020,413
Best Buy Co., Inc.	23,912	529,651
DSW, Inc. Class A	39,208	2,501,470
Gap, Inc.	23,513	832,360
Home Depot, Inc.	29,059	2,027,737
Lowe's Companies, Inc.	12,830	486,514
TJX Companies, Inc.	51,889	2,425,811
		9,823,956
Textiles, Apparel & Luxury Goods - 5.2%
Coach, Inc.	15,737	786,693
Deckers Outdoor Corp. (a)(d)	8,298	462,116
lululemon athletica, Inc. (a)	11,006	686,224
Michael Kors Holdings Ltd. (a)	12,333	700,391
Oxford Industries, Inc.	14,045	745,790
PVH Corp.	17,078	1,824,101
		5,205,315
TOTAL CONSUMER DISCRETIONARY		38,944,494
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 0.3%
Fresh Market, Inc. (a)	5,500	235,235
Food Products - 0.7%
Bunge Ltd.	9,109	672,517
Tobacco - 3.0%
Lorillard, Inc.	62,844	2,535,755
Reynolds American, Inc.	10,734	477,556
		3,013,311
TOTAL CONSUMER STAPLES		3,921,063
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. (a)	77,239	634,132
FINANCIALS - 10.4%
Capital Markets - 4.0%
Affiliated Managers Group, Inc. (a)	3,329	511,235
AllianceBernstein Holding LP	15,152	331,829
Ameriprise Financial, Inc.	13,777	1,014,676
Morgan Stanley	15,368	337,789
Raymond James Financial, Inc.	5,520	254,472
The Blackstone Group LP	31,715	627,323
UBS AG	45,490	697,229
WisdomTree Investments, Inc. (a)	18,907	196,633
		3,971,186
Commercial Banks - 0.8%
Banco Bilbao Vizcaya Argentaria SA	24,900	215,862
Banco Santander SA (Spain)	31,800	213,679
BNP Paribas SA	7,600	390,072
		819,613
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 4.8%
Bank of America Corp.	66,257	$ 807,010
Citigroup, Inc.	42,166	1,865,424
McGraw-Hill Companies, Inc.	13,025	678,342
Moody's Corp.	20,562	1,096,366
The NASDAQ Stock Market, Inc.	10,200	329,460
		4,776,602
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	31,474	794,719
TOTAL FINANCIALS		10,362,120
HEALTH CARE - 17.8%
Biotechnology - 14.7%
Alexion Pharmaceuticals, Inc. (a)	5,029	463,372
Amgen, Inc.	41,993	4,304,699
ARIAD Pharmaceuticals, Inc. (a)	22,830	412,995
Biogen Idec, Inc. (a)	14,950	2,884,005
BioMarin Pharmaceutical, Inc. (a)	3,385	210,750
Celgene Corp. (a)	8,220	952,780
Gilead Sciences, Inc. (a)	63,097	3,087,336
Onyx Pharmaceuticals, Inc. (a)	14,636	1,300,555
Regeneron Pharmaceuticals, Inc. (a)	5,359	945,328
		14,561,820
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. (a)	27,583	215,423
Health Care Providers & Services - 0.6%
Air Methods Corp.	4,223	203,718
Brookdale Senior Living, Inc. (a)	12,398	345,656
		549,374
Pharmaceuticals - 2.3%
AbbVie, Inc.	17,095	697,134
AVANIR Pharmaceuticals Class A (a)	30,000	82,200
Pfizer, Inc.	53,727	1,550,561
		2,329,895
TOTAL HEALTH CARE		17,656,512
INDUSTRIALS - 11.5%
Aerospace & Defense - 1.2%
Textron, Inc.	40,380	1,203,728
Airlines - 4.3%
United Continental Holdings, Inc. (a)	95,751	3,064,990
US Airways Group, Inc. (a)	72,302	1,226,965
		4,291,955
Electrical Equipment - 0.4%
Eaton Corp. PLC	6,200	379,750

	Shares	Value
Industrial Conglomerates - 3.2%
3M Co.	8,178	$ 869,403
General Electric Co.	99,546	2,301,504
		3,170,907
Machinery - 0.4%
Altra Holdings, Inc.	500	13,610
Lindsay Corp.	4,200	370,356
		383,966
Professional Services - 1.5%
Manpower, Inc.	7,923	449,393
Towers Watson & Co.	4,310	298,769
Verisk Analytics, Inc. (a)	11,286	695,556
		1,443,718
Road & Rail - 0.5%
Union Pacific Corp.	3,798	540,873
TOTAL INDUSTRIALS		11,414,897
INFORMATION TECHNOLOGY - 6.7%
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	7,645	320,555
Internet Software & Services - 3.1%
eBay, Inc. (a)	56,995	3,090,269
IT Services - 2.8%
Cap Gemini SA	10,100	459,607
Computer Sciences Corp.	13,806	679,669
FleetCor Technologies, Inc. (a)	2,458	188,455
Visa, Inc. Class A	8,657	1,470,305
		2,798,036
Semiconductors & Semiconductor Equipment - 0.2%
Linear Technology Corp.	1,424	54,639
Maxim Integrated Products, Inc.	3,415	111,500
		166,139
Software - 0.3%
Guidewire Software, Inc. (a)	1,916	73,651
NetSuite, Inc. (a)	2,190	175,331
ServiceNow, Inc.	1,768	64,002
		312,984
TOTAL INFORMATION TECHNOLOGY		6,687,983
MATERIALS - 3.2%
Chemicals - 3.2%
Monsanto Co.	20,206	2,134,360
RPM International, Inc.	6,459	203,975
Syngenta AG (Switzerland)	1,999	833,882
		3,172,217
Common Stocks - continued
	Shares	Value
UTILITIES - 0.8%
Multi-Utilities - 0.8%
Sempra Energy	9,700	$ 775,418
TOTAL COMMON STOCKS (Cost $78,139,575)		93,568,836
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 0.15% (b)	6,780,360	6,780,360
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	306,375	306,375
TOTAL MONEY MARKET FUNDS (Cost $7,086,735)		7,086,735
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $85,226,310)		100,655,571
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(1,433,841)
NET ASSETS - 100%		$ 99,221,730
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,762
Fidelity Securities Lending Cash Central Fund	1,129
Total	$ 3,891
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 3,315,767
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $85,383,094. Net unrealized appreciation aggregated $15,272,477, of which $17,202,934 related to appreciated investment securities and $1,930,457 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth & Income Portfolio

March 31, 2013

1.799851.109

VIPGI-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.3%
Gentex Corp.	114,748	$ 2,296,107
Johnson Controls, Inc.	12,499	438,340
		2,734,447
Automobiles - 0.4%
Ford Motor Co.	249,970	3,287,106
Distributors - 0.3%
Li & Fung Ltd.	1,336,000	1,841,560
LKQ Corp. (a)	35,612	774,917
		2,616,477
Diversified Consumer Services - 0.1%
H&R Block, Inc.	21,868	643,357
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	82,809	8,255,229
Wyndham Worldwide Corp.	23,050	1,486,264
Yum! Brands, Inc.	43,813	3,151,907
		12,893,400
Leisure Equipment & Products - 0.0%
Mattel, Inc.	8,118	355,487
Media - 4.0%
Comcast Corp. Class A (special) (non-vtg.)	412,171	16,330,215
Scripps Networks Interactive, Inc. Class A	31,105	2,001,296
The Walt Disney Co.	23,834	1,353,771
Time Warner, Inc.	210,177	12,110,399
Viacom, Inc. Class B (non-vtg.)	60,197	3,706,329
		35,502,010
Multiline Retail - 2.2%
Kohl's Corp.	34,394	1,586,595
Target Corp.	262,461	17,965,455
		19,552,050
Specialty Retail - 1.8%
Lowe's Companies, Inc.	370,773	14,059,712
Staples, Inc.	134,339	1,804,173
		15,863,885
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	12,260	612,877
TOTAL CONSUMER DISCRETIONARY		94,061,096
CONSUMER STAPLES - 11.4%
Beverages - 2.8%
Molson Coors Brewing Co. Class B	34,191	1,672,966
PepsiCo, Inc.	106,710	8,441,828
The Coca-Cola Co.	350,837	14,187,848
		24,302,642

	Shares	Value
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	84,564	$ 4,650,174
Walgreen Co.	279,944	13,347,730
		17,997,904
Food Products - 1.2%
Danone SA	40,549	2,821,351
Kellogg Co.	96,415	6,212,018
Mead Johnson Nutrition Co. Class A	14,507	1,123,567
		10,156,936
Household Products - 3.3%
Kimberly-Clark Corp.	90,933	8,909,615
Procter & Gamble Co.	258,950	19,954,687
Svenska Cellulosa AB (SCA) (B Shares)	17,300	446,003
		29,310,305
Tobacco - 2.1%
British American Tobacco PLC sponsored ADR	100,162	10,722,342
Lorillard, Inc.	170,897	6,895,694
Philip Morris International, Inc.	4,700	435,737
		18,053,773
TOTAL CONSUMER STAPLES		99,821,560
ENERGY - 11.9%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	13,735	824,100
Exterran Partners LP	30,958	813,267
Halliburton Co.	148,254	5,990,944
Schlumberger Ltd.	50,747	3,800,443
		11,428,754
Oil, Gas & Consumable Fuels - 10.6%
Access Midstream Partners LP	26,900	1,085,953
Apache Corp.	30,013	2,315,803
Atlas Pipeline Partners LP	55,811	1,929,944
BG Group PLC	90,585	1,553,949
BP PLC sponsored ADR	88,687	3,755,894
Canadian Natural Resources Ltd.	187,550	6,013,194
Chevron Corp.	215,924	25,656,090
ENI SpA	44,700	1,004,446
Exxon Mobil Corp.	100,082	9,018,389
Legacy Reserves LP	17,779	490,523
Magellan Midstream Partners LP	3,425	182,998
Markwest Energy Partners LP	65,174	3,959,321
Occidental Petroleum Corp.	193,727	15,182,385
Royal Dutch Shell PLC Class A (United Kingdom)	264,848	8,567,592
Suncor Energy, Inc.	213,100	6,385,553
Tesoro Logistics LP	7,572	408,661
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	156,377	$ 5,857,882
Western Gas Partners LP	2,300	136,643
		93,505,220
TOTAL ENERGY		104,933,974
FINANCIALS - 20.3%
Capital Markets - 4.7%
Apollo Investment Corp.	76,476	639,339
Artisan Partners Asset Management, Inc.	4,200	165,690
Ashmore Group PLC	239,892	1,275,764
BlackRock, Inc. Class A	12,064	3,099,000
Charles Schwab Corp.	548,589	9,704,539
Invesco Ltd.	25,100	726,896
KKR & Co. LP	253,518	4,897,968
Morgan Stanley	374,266	8,226,367
Northern Trust Corp.	72,517	3,956,528
State Street Corp.	77,703	4,591,470
TD Ameritrade Holding Corp.	64,042	1,320,546
The Blackstone Group LP	149,685	2,960,769
		41,564,876
Commercial Banks - 5.8%
City National Corp.	19,656	1,157,935
Comerica, Inc.	133,990	4,816,941
PNC Financial Services Group, Inc.	96,672	6,428,688
Standard Chartered PLC (United Kingdom)	102,443	2,651,617
SunTrust Banks, Inc.	61,088	1,759,945
U.S. Bancorp	237,593	8,061,530
Wells Fargo & Co.	698,569	25,840,067
		50,716,723
Consumer Finance - 0.2%
SLM Corp.	102,090	2,090,803
Diversified Financial Services - 7.2%
Bank of America Corp.	572,643	6,974,792
Citigroup, Inc.	377,374	16,695,026
JPMorgan Chase & Co.	683,454	32,436,732
KKR Financial Holdings LLC	442,161	4,894,722
McGraw-Hill Companies, Inc.	15,873	826,666
NYSE Euronext	33,744	1,303,868
The NASDAQ Stock Market, Inc.	18,730	604,979
		63,736,785
Insurance - 1.4%
AFLAC, Inc.	10,645	553,753
MetLife, Inc.	204,910	7,790,678
MetLife, Inc. unit	50,200	2,476,366
Prudential Financial, Inc.	28,986	1,709,884
		12,530,681

	Shares	Value
Real Estate Investment Trusts - 0.5%
Aviv REIT, Inc.	4,700	$ 113,082
Sun Communities, Inc.	77,369	3,816,613
		3,929,695
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (e)	35,800	751,800
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc.	290,500	3,111,255
TOTAL FINANCIALS		178,432,618
HEALTH CARE - 12.9%
Biotechnology - 0.9%
Amgen, Inc.	76,604	7,852,676
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	68,748	2,428,179
Baxter International, Inc.	11,900	864,416
ResMed, Inc. (d)	8,800	407,968
St. Jude Medical, Inc.	71,072	2,874,152
Stryker Corp.	50,453	3,291,554
		9,866,269
Health Care Providers & Services - 3.3%
Aetna, Inc.	76,514	3,911,396
AmerisourceBergen Corp.	9,900	509,355
Fresenius Medical Care AG & Co. KGaA	11,800	796,375
Humana, Inc.	6,500	449,215
McKesson Corp.	66,226	7,149,759
Quest Diagnostics, Inc.	86,838	4,902,005
UnitedHealth Group, Inc.	77,938	4,458,833
WellPoint, Inc.	101,654	6,732,544
		28,909,482
Health Care Technology - 0.1%
Quality Systems, Inc.	67,693	1,237,428
Life Sciences Tools & Services - 0.1%
Lonza Group AG	12,300	798,146
Pharmaceuticals - 7.4%
AbbVie, Inc.	159,696	6,512,403
AstraZeneca PLC sponsored ADR	46,085	2,303,328
Eli Lilly & Co.	27,216	1,545,597
GlaxoSmithKline PLC sponsored ADR	136,634	6,409,501
Johnson & Johnson	179,059	14,598,680
Merck & Co., Inc.	394,062	17,429,362
Novartis AG sponsored ADR	48,043	3,422,583
Pfizer, Inc.	248,490	7,171,421
Sanofi SA	28,497	2,895,644
Teva Pharmaceutical Industries Ltd. sponsored ADR	41,309	1,639,141
Warner Chilcott PLC	63,700	863,135
		64,790,795
TOTAL HEALTH CARE		113,454,796
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	24,316	$ 1,832,211
Rockwell Collins, Inc.	73,618	4,646,768
The Boeing Co.	102,568	8,805,463
United Technologies Corp.	68,577	6,407,149
		21,691,591
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	53,568	3,185,153
United Parcel Service, Inc. Class B	129,672	11,138,825
		14,323,978
Commercial Services & Supplies - 0.3%
Pitney Bowes, Inc. (d)	72,341	1,074,987
Ritchie Brothers Auctioneers, Inc.	13,700	298,316
West Corp.	59,500	1,141,805
		2,515,108
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	37,265	3,618,804
Zumtobel AG	19,124	220,627
		3,839,431
Industrial Conglomerates - 2.9%
General Electric Co.	1,091,204	25,228,636
Machinery - 1.3%
Douglas Dynamics, Inc.	132,082	1,825,373
Illinois Tool Works, Inc.	20,468	1,247,320
Ingersoll-Rand PLC	65,006	3,575,980
ITT Corp.	30,493	866,916
Stanley Black & Decker, Inc.	46,112	3,733,689
		11,249,278
Marine - 0.1%
Irish Continental Group PLC unit	14,900	379,126
Kuehne & Nagel International AG	3,238	353,032
		732,158
Professional Services - 0.3%
Amadeus Fire AG	7,044	373,815
Dun & Bradstreet Corp.	13,700	1,146,005
Michael Page International PLC	222,549	1,426,325
		2,946,145
Road & Rail - 1.2%
CSX Corp.	181,107	4,460,665
J.B. Hunt Transport Services, Inc.	36,790	2,740,119
Norfolk Southern Corp.	48,793	3,760,964
		10,961,748
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc. Class A	13,196	1,131,953

	Shares	Value
W.W. Grainger, Inc.	11,855	$ 2,667,138
Watsco, Inc.	5,821	490,012
		4,289,103
TOTAL INDUSTRIALS		97,777,176
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 1.7%
Cisco Systems, Inc.	476,144	9,956,171
QUALCOMM, Inc.	71,326	4,775,276
		14,731,447
Computers & Peripherals - 3.3%
Apple, Inc.	65,609	29,040,512
Electronic Equipment & Components - 0.0%
Arrow Electronics, Inc. (a)	10,535	427,932
Internet Software & Services - 1.7%
Google, Inc. Class A (a)	19,279	15,308,104
IT Services - 5.9%
Accenture PLC Class A	15,453	1,173,964
Cognizant Technology Solutions Corp. Class A (a)	55,354	4,240,670
Fidelity National Information Services, Inc.	121,556	4,816,049
IBM Corp.	17,850	3,807,405
MasterCard, Inc. Class A	15,411	8,339,354
Paychex, Inc.	426,917	14,971,979
The Western Union Co.	354,921	5,338,012
Total System Services, Inc.	36,651	908,212
Visa, Inc. Class A	47,291	8,031,903
		51,627,548
Semiconductors & Semiconductor Equipment - 0.9%
Altera Corp.	57,955	2,055,664
Analog Devices, Inc.	52,062	2,420,362
Applied Materials, Inc.	259,836	3,502,589
		7,978,615
Software - 2.0%
Microsoft Corp.	607,493	17,380,375
TOTAL INFORMATION TECHNOLOGY		136,494,533
MATERIALS - 1.3%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	20,800	1,812,096
Airgas, Inc.	24,565	2,435,865
E.I. du Pont de Nemours & Co.	48,508	2,384,653
FMC Corp.	13,063	744,983
Sigma Aldrich Corp.	5,663	439,902
Syngenta AG (Switzerland)	9,255	3,860,718
		11,678,217
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.4%
CenturyLink, Inc.	24,720	$ 868,414
Verizon Communications, Inc.	235,057	11,553,052
		12,421,466
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC sponsored ADR	241,308	6,855,560
TOTAL TELECOMMUNICATION SERVICES		19,277,026
UTILITIES - 1.5%
Electric Utilities - 1.1%
Duke Energy Corp.	12,440	903,020
EDF SA	28,100	538,859
FirstEnergy Corp.	119,048	5,023,826
Hawaiian Electric Industries, Inc.	32,400	897,804
ITC Holdings Corp.	11,350	1,013,101
Northeast Utilities	14,163	615,524
PPL Corp.	27,519	861,620
		9,853,754
Multi-Utilities - 0.4%
National Grid PLC	15,390	178,890
PG&E Corp.	19,877	885,123
Sempra Energy	22,691	1,813,919
		2,877,932
TOTAL UTILITIES		12,731,686
TOTAL COMMON STOCKS (Cost $692,850,478)		868,662,682
Convertible Preferred Stocks - 0.8%

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Apache Corp. 6.00%	12,000	534,480
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. 3.00%	24,529	5,880,337
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	15,500	927,675
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,310,589)		7,342,492
Convertible Bonds - 0.1%
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (e) (Cost $793,000)	$ 793,000	$ 558,819
Money Market Funds - 0.3%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	1,404,309	1,404,309
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,334,085	1,334,085
TOTAL MONEY MARKET FUNDS (Cost $2,738,394)		2,738,394
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $703,692,461)		879,302,387
NET OTHER ASSETS (LIABILITIES) - 0.0%		297,777
NET ASSETS - 100%		$ 879,600,164
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,310,619 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 793,000
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 716,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 505
Fidelity Securities Lending Cash Central Fund	7,816
Total	$ 8,321
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 94,061,096	$ 94,061,096	$ -	$ -
Consumer Staples	99,821,560	99,821,560	-	-
Energy	105,468,454	105,468,454	-	-
Financials	178,432,618	175,204,452	2,476,366	751,800
Health Care	119,335,133	119,335,133	-	-
Industrials	98,704,851	98,704,851	-	-
Information Technology	136,494,533	136,494,533	-	-
Materials	11,678,217	11,678,217	-	-
Telecommunication Services	19,277,026	19,277,026	-	-
Utilities	12,731,686	12,731,686	-	-
Corporate Bonds	558,819	-	558,819	-
Money Market Funds	2,738,394	2,738,394	-	-
Total Investments in Securities:	$ 879,302,387	$ 875,515,402	$ 3,035,185	$ 751,800

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 28,531,615
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $707,283,174. Net unrealized appreciation aggregated $172,019,213, of which $185,591,774 related to appreciated investment securities and $13,572,561 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Opportunities Portfolio

March 31, 2013

1.799866.109

VIPGRO-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.7%
Auto Components - 0.2%
Tenneco, Inc. (a)	21,800	$ 856,958
Automobiles - 0.3%
Honda Motor Co. Ltd.	5,800	219,036
Tesla Motors, Inc. (a)	25,300	958,617
		1,177,653
Hotels, Restaurants & Leisure - 3.5%
Arcos Dorados Holdings, Inc. Class A (d)	43,100	568,920
BJ's Restaurants, Inc. (a)	29,900	995,072
Buffalo Wild Wings, Inc. (a)	8,300	726,499
Chipotle Mexican Grill, Inc. (a)	3,900	1,270,893
Chuys Holdings, Inc.	18,100	589,698
Dunkin' Brands Group, Inc.	31,900	1,176,472
Hyatt Hotels Corp. Class A (a)	13,300	574,959
Las Vegas Sands Corp.	28,564	1,609,581
McDonald's Corp.	25,500	2,542,095
Starbucks Corp.	51,800	2,950,528
Starwood Hotels & Resorts Worldwide, Inc.	30,500	1,943,765
The Cheesecake Factory, Inc.	11,800	455,598
		15,404,080
Household Durables - 1.6%
iRobot Corp. (a)	10,600	271,996
Lennar Corp. Class A (d)	74,700	3,098,556
SodaStream International Ltd. (a)(d)	18,679	927,226
Tempur-Pedic International, Inc. (a)	6,000	297,780
Toll Brothers, Inc. (a)	51,400	1,759,936
Tupperware Brands Corp.	10,000	817,400
		7,172,894
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	20,500	5,463,045
Groupon, Inc. Class A (a)(d)	91,800	561,816
priceline.com, Inc. (a)	600	412,758
Shutterfly, Inc. (a)	14,900	658,133
TripAdvisor, Inc. (a)	20,700	1,087,164
		8,182,916
Media - 1.6%
Comcast Corp. Class A	23,200	974,632
DIRECTV (a)	24,100	1,364,301
DreamWorks Animation SKG, Inc. Class A (a)	8,200	155,472
IMAX Corp. (a)	78,300	2,092,959
Lions Gate Entertainment Corp. (a)(d)	42,100	1,000,717
The Walt Disney Co.	23,300	1,323,440
		6,911,521

	Shares	Value
Multiline Retail - 0.5%
J.C. Penney Co., Inc. (d)	45,250	$ 683,728
Target Corp.	20,500	1,403,225
		2,086,953
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A	23,700	1,094,940
Bed Bath & Beyond, Inc. (a)	11,700	753,714
CarMax, Inc. (a)	23,000	959,100
DSW, Inc. Class A	7,800	497,640
Five Below, Inc.	20,900	791,901
Francescas Holdings Corp. (a)	23,800	682,108
Home Depot, Inc.	40,400	2,819,112
Lumber Liquidators Holdings, Inc. (a)(d)	72,800	5,112,016
Staples, Inc.	12,600	169,218
Ulta Salon, Cosmetics & Fragrance, Inc.	1,500	121,755
		13,001,504
Textiles, Apparel & Luxury Goods - 5.1%
Coach, Inc.	7,600	379,924
Fifth & Pacific Companies, Inc. (a)	26,900	507,872
Fossil, Inc. (a)	35,000	3,381,000
lululemon athletica, Inc. (a)(d)	165,272	10,304,709
Michael Kors Holdings Ltd. (a)	41,200	2,339,748
NIKE, Inc. Class B	28,000	1,652,280
Prada SpA	93,400	950,538
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	18,900	399,735
Steven Madden Ltd. (a)	32,550	1,404,207
Swatch Group AG (Bearer)	720	418,666
Under Armour, Inc. Class A (sub. vtg.) (a)	8,700	445,440
		22,184,119
TOTAL CONSUMER DISCRETIONARY		76,978,598
CONSUMER STAPLES - 9.1%
Beverages - 1.8%
Monster Beverage Corp. (a)	11,800	563,332
PepsiCo, Inc.	32,500	2,571,075
The Coca-Cola Co.	116,100	4,695,084
		7,829,491
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	12,800	1,358,208
CVS Caremark Corp.	21,900	1,204,281
Drogasil SA	4,581	48,899
Fresh Market, Inc. (a)	10,600	453,362
Wal-Mart Stores, Inc.	44,000	3,292,520
Whole Foods Market, Inc.	18,600	1,613,550
		7,970,820
Food Products - 2.1%
Archer Daniels Midland Co.	6,500	219,245
Bunge Ltd.	10,100	745,683
Green Mountain Coffee Roasters, Inc. (a)(d)	111,200	6,311,712
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	15,200	$ 1,177,240
Mondelez International, Inc.	21,700	664,237
		9,118,117
Household Products - 0.5%
Procter & Gamble Co.	28,100	2,165,386
Personal Products - 0.5%
Avon Products, Inc.	18,158	376,415
Herbalife Ltd.	50,800	1,902,460
		2,278,875
Tobacco - 2.3%
Altria Group, Inc.	94,800	3,260,172
Japan Tobacco, Inc.	6,600	210,336
Lorillard, Inc.	26,200	1,057,170
Philip Morris International, Inc.	59,800	5,544,058
		10,071,736
TOTAL CONSUMER STAPLES		39,434,425
ENERGY - 4.9%
Energy Equipment & Services - 1.8%
FMC Technologies, Inc. (a)	17,760	965,966
Halliburton Co.	21,600	872,856
National Oilwell Varco, Inc.	15,703	1,110,987
Schlumberger Ltd.	63,900	4,785,471
		7,735,280
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	14,000	1,224,300
Chesapeake Energy Corp. (d)	29,936	610,994
Concho Resources, Inc. (a)	11,300	1,100,959
Continental Resources, Inc. (a)	7,300	634,589
EOG Resources, Inc.	3,900	499,473
Hess Corp.	26,400	1,890,504
Noble Energy, Inc.	8,500	983,110
Occidental Petroleum Corp.	23,600	1,849,532
PDC Energy, Inc. (a)	9,200	456,044
Peabody Energy Corp.	22,600	477,990
Phillips 66	7,100	496,787
Pioneer Natural Resources Co.	5,300	658,525
Plains Exploration & Production Co. (a)	31,800	1,509,546
Range Resources Corp.	2,100	170,184
Valero Energy Corp.	21,800	991,682
		13,554,219
TOTAL ENERGY		21,289,499
FINANCIALS - 3.8%
Capital Markets - 0.5%
BlackRock, Inc. Class A	800	205,504
Charles Schwab Corp.	59,900	1,059,631

	Shares	Value
Goldman Sachs Group, Inc.	4,309	$ 634,069
T. Rowe Price Group, Inc.	5,800	434,246
		2,333,450
Commercial Banks - 0.3%
Signature Bank (a)	5,000	393,800
Wells Fargo & Co.	23,000	850,770
		1,244,570
Consumer Finance - 1.5%
Discover Financial Services	146,600	6,573,544
Diversified Financial Services - 0.9%
Bank of America Corp.	55,200	672,336
BM&F Bovespa SA	142,829	960,557
Citigroup, Inc.	10,100	446,824
CME Group, Inc.	3,800	233,282
JPMorgan Chase & Co.	37,800	1,793,988
		4,106,987
Insurance - 0.2%
Berkshire Hathaway, Inc. Class A (a)	4	625,120
Real Estate Investment Trusts - 0.3%
Rayonier, Inc.	6,300	375,921
Simon Property Group, Inc.	4,787	759,027
		1,134,948
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	18,700	397,375
TOTAL FINANCIALS		16,415,994
HEALTH CARE - 17.8%
Biotechnology - 14.7%
Alexion Pharmaceuticals, Inc. (a)	7,600	700,264
Alkermes PLC (a)	187,000	4,433,770
Alnylam Pharmaceuticals, Inc. (a)	13,477	328,434
Amarin Corp. PLC ADR (a)(d)	50,600	374,946
Amgen, Inc.	36,800	3,772,368
Biogen Idec, Inc. (a)	7,200	1,388,952
Celgene Corp. (a)	10,265	1,189,816
Cepheid, Inc. (a)	25,100	963,087
Elan Corp. PLC sponsored ADR (a)	176,800	2,086,240
Exelixis, Inc. (a)(d)	429,628	1,984,881
Gilead Sciences, Inc. (a)	90,600	4,433,058
ImmunoGen, Inc. (a)(d)	281,163	4,515,478
Immunomedics, Inc. (a)(d)	263,069	633,996
Infinity Pharmaceuticals, Inc. (a)	3,300	159,951
InterMune, Inc. (a)	22,200	200,910
Ironwood Pharmaceuticals, Inc. Class A (a)	31,800	581,622
Isis Pharmaceuticals, Inc. (a)(d)	250,606	4,245,266
Lexicon Pharmaceuticals, Inc. (a)	1,673,963	3,649,239
Merrimack Pharmaceuticals, Inc.	89,700	547,170
Metabolix, Inc. (a)(d)	78,405	143,481
NPS Pharmaceuticals, Inc. (a)	61,400	625,666
Prothena Corp. PLC (a)	4,702	31,456
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Regeneron Pharmaceuticals, Inc. (a)	76,500	$ 13,494,600
Rigel Pharmaceuticals, Inc. (a)	176,206	1,196,439
Seattle Genetics, Inc. (a)(d)	315,738	11,211,856
Synageva BioPharma Corp. (a)	4,100	225,172
Transition Therapeutics, Inc. (a)	137,714	296,085
Vertex Pharmaceuticals, Inc. (a)	8,400	461,832
		63,876,035
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	29,400	1,038,408
Baxter International, Inc.	6,900	501,216
Cyberonics, Inc. (a)	14,600	683,426
		2,223,050
Health Care Providers & Services - 0.8%
Accretive Health, Inc. (a)	34,700	352,552
BioScrip, Inc. (a)	76,000	965,960
Catamaran Corp. (a)	11,500	609,386
Express Scripts Holding Co. (a)	23,726	1,367,804
McKesson Corp.	3,800	410,248
		3,705,950
Health Care Technology - 0.2%
athenahealth, Inc. (a)(d)	10,300	999,512
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)(d)	3,300	178,200
Pharmaceuticals - 1.6%
AbbVie, Inc.	29,500	1,203,010
Allergan, Inc.	15,800	1,763,754
Auxilium Pharmaceuticals, Inc. (a)	27,900	482,112
Bristol-Myers Squibb Co.	44,600	1,837,074
Hospira, Inc. (a)	6,300	206,829
Johnson & Johnson	7,100	578,863
Questcor Pharmaceuticals, Inc.	21,400	696,356
		6,767,998
TOTAL HEALTH CARE		77,750,745
INDUSTRIALS - 7.1%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	23,500	1,770,725
The Boeing Co.	24,900	2,137,665
		3,908,390
Air Freight & Logistics - 0.8%
FedEx Corp.	4,100	402,620
United Parcel Service, Inc. Class B	38,700	3,324,330
		3,726,950
Airlines - 1.0%
Southwest Airlines Co.	99,300	1,338,564

	Shares	Value
Spirit Airlines, Inc. (a)	36,600	$ 928,176
United Continental Holdings, Inc. (a)	64,700	2,071,047
		4,337,787
Construction & Engineering - 0.2%
Fluor Corp.	4,700	311,751
Quanta Services, Inc. (a)	18,241	521,328
		833,079
Electrical Equipment - 0.2%
Roper Industries, Inc.	7,200	916,632
Industrial Conglomerates - 1.1%
3M Co.	12,800	1,360,768
Danaher Corp.	44,900	2,790,535
General Electric Co.	26,800	619,616
		4,770,919
Machinery - 1.1%
Caterpillar, Inc.	28,900	2,513,433
Cummins, Inc.	5,600	648,536
Deere & Co.	10,900	937,182
ITT Corp.	3,650	103,770
Rexnord Corp.	10,700	227,161
Xylem, Inc.	12,500	344,500
		4,774,582
Professional Services - 0.1%
Nielsen Holdings B.V.	10,000	358,200
Road & Rail - 1.7%
CSX Corp.	61,200	1,507,356
Hertz Global Holdings, Inc. (a)	69,300	1,542,618
Kansas City Southern	2,000	221,800
Union Pacific Corp.	29,800	4,243,818
		7,515,592
TOTAL INDUSTRIALS		31,142,131
INFORMATION TECHNOLOGY - 35.7%
Communications Equipment - 2.3%
F5 Networks, Inc. (a)	5,200	463,216
Infinera Corp. (a)(d)	268,400	1,878,800
Juniper Networks, Inc. (a)	11,300	209,502
Palo Alto Networks, Inc.	500	28,300
QUALCOMM, Inc.	108,095	7,236,960
Riverbed Technology, Inc. (a)	20,000	298,200
		10,114,978
Computers & Peripherals - 6.1%
3D Systems Corp. (a)(d)	7,200	232,128
Apple, Inc.	51,842	22,946,828
Fusion-io, Inc. (a)(d)	137,000	2,242,690
SanDisk Corp. (a)	9,100	500,500
Silicon Graphics International Corp. (a)(d)	30,879	424,586
Stratasys Ltd. (a)	3,100	230,082
		26,576,814
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.0%
Universal Display Corp. (a)	5,100	$ 149,889
Internet Software & Services - 6.8%
Akamai Technologies, Inc. (a)	5,200	183,508
Baidu.com, Inc. sponsored ADR (a)	7,500	657,750
Cornerstone OnDemand, Inc. (a)	28,600	975,260
eBay, Inc. (a)	54,400	2,949,568
Facebook, Inc. Class A	86,596	2,215,126
Google, Inc. Class A (a)	24,530	19,477,556
LinkedIn Corp. (a)	3,500	616,210
Marin Software, Inc.	12,689	208,480
Rackspace Hosting, Inc. (a)	31,500	1,590,120
Trulia, Inc.	3,800	119,244
Web.com Group, Inc. (a)	54,400	929,152
		29,921,974
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A (a)	26,932	2,063,261
IBM Corp.	22,100	4,713,930
MasterCard, Inc. Class A	6,400	3,463,232
Visa, Inc. Class A	33,800	5,740,592
		15,981,015
Semiconductors & Semiconductor Equipment - 7.5%
Analog Devices, Inc.	3,700	172,013
Applied Materials, Inc.	39,100	527,068
Applied Micro Circuits Corp. (a)	272,300	2,020,466
Broadcom Corp. Class A	30,600	1,060,902
Cree, Inc. (a)(d)	143,300	7,839,943
Cypress Semiconductor Corp. (d)	295,100	3,254,953
Intel Corp.	55,300	1,208,305
Mellanox Technologies Ltd. (a)	37,000	2,053,870
NVIDIA Corp.	503,600	6,456,152
Rambus, Inc. (a)	251,200	1,409,232
Silicon Laboratories, Inc. (a)	144,300	5,968,248
Skyworks Solutions, Inc. (a)	7,900	174,037
Xilinx, Inc.	11,200	427,504
		32,572,693
Software - 9.3%
Adobe Systems, Inc. (a)	15,500	674,405
Citrix Systems, Inc. (a)	8,700	627,792
Concur Technologies, Inc. (a)	10,900	748,394
Diligent Board Member Services, Inc. (a)	46,414	242,716
Infoblox, Inc.	1,700	36,890
Interactive Intelligence Group, Inc. (a)	9,547	423,409
Microsoft Corp.	159,400	4,560,434
NetSuite, Inc. (a)	25,200	2,017,512
Oracle Corp.	61,100	1,975,974
Proofpoint, Inc.	1,400	23,604
QLIK Technologies, Inc. (a)	51,500	1,330,245

	Shares	Value
Red Hat, Inc. (a)	133,200	$ 6,734,592
salesforce.com, Inc. (a)	97,724	17,475,983
ServiceNow, Inc.	6,900	249,780
SolarWinds, Inc. (a)	18,600	1,099,260
Solera Holdings, Inc.	3,400	198,322
Splunk, Inc.	7,400	296,222
TiVo, Inc. (a)	43,400	537,726
VMware, Inc. Class A (a)	6,300	496,944
Workday, Inc. Class A (d)	10,300	634,789
		40,384,993
TOTAL INFORMATION TECHNOLOGY		155,702,356
MATERIALS - 2.1%
Chemicals - 1.9%
CF Industries Holdings, Inc.	1,700	323,629
E.I. du Pont de Nemours & Co.	22,400	1,101,184
Eastman Chemical Co.	6,000	419,220
Monsanto Co.	62,800	6,633,564
		8,477,597
Metals & Mining - 0.2%
Nucor Corp.	14,000	646,100
TOTAL MATERIALS		9,123,697
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	33,600	1,651,440
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	170,100	1,056,321
TOTAL TELECOMMUNICATION SERVICES		2,707,761
TOTAL COMMON STOCKS (Cost $283,532,618)		430,545,206
Money Market Funds - 11.4%

Fidelity Cash Central Fund, 0.15% (b)	1,067,659	1,067,659
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	48,477,421	48,477,421
TOTAL MONEY MARKET FUNDS (Cost $49,545,080)		49,545,080
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $333,077,698)		480,090,286
NET OTHER ASSETS (LIABILITIES) - (10.2)%		(44,314,796)
NET ASSETS - 100%		$ 435,775,490
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 501
Fidelity Securities Lending Cash Central Fund	100,773
Total	$ 101,274
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 76,978,598	$ 76,759,562	$ 219,036	$ -
Consumer Staples	39,434,425	39,434,425	-	-
Energy	21,289,499	21,289,499	-	-
Financials	16,415,994	16,415,994	-	-
Health Care	77,750,745	77,750,745	-	-
Industrials	31,142,131	31,142,131	-	-
Information Technology	155,702,356	155,702,356	-	-
Materials	9,123,697	9,123,697	-	-
Telecommunication Services	2,707,761	2,707,761	-	-
Money Market Funds	49,545,080	49,545,080	-	-
Total Investments in Securities:	$ 480,090,286	$ 479,871,250	$ 219,036	$ -
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $334,121,708. Net unrealized appreciation aggregated $145,968,578, of which $170,183,105 related to appreciated investment securities and $24,214,527 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2013